                                FORWARDFUNDS(TM)
                                ----------------

--------------------------------------------------------------------------------

                              -------------------
                                  SEMI ANNUAL
                                     REPORT

                                 JUNE 30, 1999
                              -------------------

--------------------------------------------------------------------------------

                                                   Table of Contents

Shareholder Letter .............................           2
Portfolios of Investments ......................           3
Statement of Assets and Liabilities ............          40
Statement of Operations ........................          44
Statements of Changes in Net Assets ............          46
Financial Highlights ...........................          50
Notes to Financial Statements ..................          54

Forward Funds are distributed by First Data Distributors, Inc. For more complete information about Forward Funds, including obtaining a prospectus, please visit our Web site at www.forwardfunds.com or call 1-800-999-6809. Read it carefully before investing money.

--------------------------------------------------------------------------------

June 30, 1999

--------------------------------------------------------------------------------

Dear Shareholders,

We are pleased to present the semi-annual report for Forward Funds for the period ending June 30, 1999.

Forward Funds offers investment opportunities in U.S. and international equities, global bonds, U.S. small-capitalization stocks, real estate securities and in a global asset allocation fund. We have seclected the following advisor and sub-advisors to manage our Funds:

     The Small Capitalization Equity Fund: Hoover Capital Management, LLC
      The International Equity Fund: Templeton Investment Counsel, Inc.
          The U.S. Equity Fund: Barclays Global Fund Advisors, Inc.
       The Global Bond Fund: Pacific Investment Management Co. (PIMCO)
                The Real Estate Investment Fund: Uniplan, Inc.
   The Global Asset Allocation Fund: Webster Investment Management Co., LLC

Thank you for your interest in Forward Funds. Our primary objective is to continue to serve our clients.

Sincerely,

Forward Funds, Inc.

Investment Advisor: Webster Investment Management Company, LLC, San Francisco,
CA

Note: The views expressed in this report reflect those of the Advisor and/or Sub-Advisors only through the period of this report as stated on the cover. Their views are subject to change at any time based on market and other conditions.

--------------------------------------------------------------------------------

June 30, 1999

--------------------------------------------------------------------------------
                                             The Small Capitalization Stock Fund
                                            Portfolio of Investments (Unaudited)

                                                                       VALUE
SHARES                                                                (NOTE 2)
--------                                                            -----------
COMMON STOCKS - 95.16%

            BASIC MATERIALS - 1.25%
  49,300    Oregon Steel Mills, Inc. .............................  $   656,306
                                                                    -----------
            CAPITAL GOODS AND CONSTRUCTION - 14.90%
  30,300    Applied Power, Inc. ..................................      827,569
  17,500    Elcor Corp. ..........................................      764,531
  34,300    Granite Construction, Inc. ...........................    1,005,419
  44,600    Justin Industries, Inc. ..............................      621,612
  62,900    Mobile Mini, Inc. * ..................................    1,230,481
  18,600    NCI Building Systems, Inc. * .........................      397,575
  17,000    SLI, Inc. * ..........................................      459,000
  19,100    Tecumseh Products Co., Class A .......................    1,156,744
  27,100    United Stationers, Inc. ..............................      596,200
  21,400    Wallace Computer Services, Inc. ......................      535,000
  18,100    White Cap Industries, Inc. * .........................      213,806
                                                                    -----------
                                                                      7,807,937
                                                                    -----------
            CONSUMER CYCLICAL - 24.79%
  17,900    American Woodmark Corp. ..............................      630,975
  18,800    Anchor Gaming * ......................................      903,575
  24,800    Building Materials Holding Corp. * ...................      285,200
  34,700    Callaway Golf Co. ....................................      507,488
  30,700    Cost Plus, Inc. * ....................................    1,396,850
  36,900    Cunningham Graphics International, Inc. * ............      613,463
  23,700    Ethan Allen Interiors, Inc. * ........................      894,675
  40,700    Finish Line, Inc. * ..................................      457,875
  39,200    Gymboree Corp. * .....................................      411,600
  18,100    Hibbett Sporting Goods, Inc. * .......................      398,200
  18,500    Lands' End, Inc. .....................................      897,250
  19,100    McClatchy Co. ........................................      632,688
  29,500    Michaels Stores, Inc. * ..............................      903,438
  18,800    Midas, Inc. ..........................................      533,450
  14,400    National Presto Industries, Inc. * ...................      550,800
  39,600    OfficeMax, Inc. * ....................................      475,200
  86,300    Park Place Entertainment Corp. * .....................      836,031
  60,100    Pier 1 Imports, Inc. * ...............................      676,125
  25,300    Saucony, Inc., Class B * .............................      572,412
  15,500    Steinway Musical Instruments * .......................      410,750
                                                                    -----------
                                                                     12,988,045
                                                                    -----------
            CONSUMER STAPLES - 16.02%
  25,400    Ames Department Stores, Inc. * .......................    1,158,875
  19,000    CEC Entertainment, Inc. * ............................      802,750
  25,000    Foodmaker, Inc. * ....................................      709,375
  32,400    Helen of Troy, Ltd. * ................................      581,175
  30,200    International Multifoods Corp. .......................      681,388
  40,800    Luby's, Inc. .........................................      612,000
  22,100    Sonic Corp. * ........................................      721,012
  12,800    Steiner Leisure, Ltd. * ..............................      388,000
  69,500    PETCO Animal Supplies, Inc. * ........................    1,094,625
  60,700    Taco Cabana, Class A * ...............................      618,381
   9,200    Whole Foods Market, Inc. * ...........................      442,175
  16,700    Williams-Sonoma, Inc. * ..............................      581,369
                                                                    -----------
                                                                      8,391,125
                                                                    -----------
            ENERGY - 9.14%
  29,800    Basin Exploration, Inc. * ............................     $597,862
  25,500    Brown (Tom), Inc. * ..................................      396,844
  13,800    Forest Oil Corp. * ...................................      173,363
  17,200    Marine Drilling Cos., Inc. * .........................      235,425
  58,800    Newpark Resources, Inc. * ............................      521,850
  11,400    Smith International, Inc. ............................      495,188
  13,300    Stone Energy Corp. * .................................      563,588
  37,300    Tuboscope, Inc. * ....................................      510,544
  37,900    Varco International, Inc. * ..........................      414,531
  24,000    Weatherford International, Inc. * ....................      879,000
                                                                    -----------
                                                                      4,788,195
                                                                    -----------
            FINANCE - 9.26%
  33,300    CNA Surety Corp. .....................................      509,906
  29,000    Cullen/Frost Bankers, Inc. ...........................      799,312
  16,500    Greater Bay Bancorp ..................................      548,625
  10,700    Legg Mason, Inc. .....................................      411,950
  16,700    Radian Group, Inc. ...................................      815,169
  31,700    Waddell & Reed Financial, Inc., Class A ..............      869,769
  24,600    Westamerica Bancorporation ...........................      897,900
                                                                    -----------
                                                                      4,852,631
                                                                    -----------
            HEALTH CARE - 4.34%
  21,400    Renal Care Group, Inc. * .............................      553,725
  17,500    Schein (Henry), Inc. * ...............................      554,531
  13,800    Sunrise Assisted Living, Inc. * ......................      481,275
  57,000    U.S. Oncology, Inc. * ................................      684,000
                                                                    -----------
                                                                      2,273,531
                                                                    -----------
            REAL ESTATE - 1.82%
  31,600    Catellus Development Corp. * .........................   $  489,800
  19,500    Webb (Del E.) Corp. ..................................      465,562
                                                                    -----------
                                                                        955,362
                                                                    -----------
            TECHNOLOGY - 10.89%
  17,200    Autodesk, Inc. * .....................................      508,475
  22,100    Kroll-O'Gara Co. * ...................................      487,581
  26,850    Kronos, Inc. * .......................................    1,221,675
  18,200    National Data Corp. ..................................      778,050
  48,400    Personnel Group of America, Inc. * ...................      484,000
   7,700    Plantronics, Inc. * ..................................      501,462
  42,600    Security Dynamics Technology, Inc. * .................      905,250
  21,400    Tech Data Corp. * ....................................      818,550
                                                                    -----------
                                                                      5,705,043
                                                                    -----------
            TRANSPORTATION - 2.75%
  33,300    ABC-NACO, Inc. * .....................................      682,650
  17,500    Convergys Corp. * ....................................      336,875
  16,800    Skywest, Inc. ........................................      418,950
                                                                    -----------
                                                                      1,438,475
                                                                    -----------
            TOTAL COMMON STOCKS ..................................   49,856,650
            (Cost $41,560,210)                                      -----------
TOTAL INVESTMENTS - 95.16% .......................................   49,856,650
(Cost $41,560,210)                                                  -----------

NET OTHER ASSETS AND LIABILITIES - 4.84% .........................    2,535,583
                                                                    -----------

NET ASSETS - 100.00% .............................................  $52,392,233
                                                                    ===========
--------------------------
*  Non income producing security

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 1999

The International Equity Fund
Portfolio of Investments (Unaudited)

                                                                      VALUE
 SHARES                                                              (NOTE 2)
 --------                                                          -----------
 COMMON STOCKS - 92.36%

             ARGENTINA - 2.07%
   42,194    Perez Companc SA, Class B ..........................   $   242,648
    7,578    Telefonica de Argentina SA .........................       237,760
                                                                   ------------
                                                                        480,408
                                                                   ------------

             AUSTRALIA - 8.22%
   36,100    Australia & New Zealand Banking Group, Ltd. ........       265,104
   26,230    Broken Hill Proprietary Co., Ltd. ..................       303,438
   64,052    Cable & Wireless Optus, Ltd. * .....................       145,655
  152,152    HIH Insurance, Ltd. ................................       188,085
   17,190    Lend Lease Corp., Ltd. .............................       235,712
   57,062    Mayne Nickless, Ltd. ...............................       195,017
   21,642    National Australia Bank, Ltd. ......................       357,661
   85,976    Pioneer International, Ltd., ADR ...................       219,100
                                                                   ------------
                                                                      1,909,772
                                                                   ------------

             AUSTRIA - 1.12%
    2,880    VA Technologie AG ..................................       260,687
                                                                   ------------

             BELGIUM - 0.61%
    3,445    Union Miniere SA ...................................       141,982
                                                                   ------------

             BERMUDA - 0.84%
    3,463    XL Capital, Ltd., Class A ..........................       195,660
                                                                   ------------

             BRAZIL - 2.65%
   23,241    Banco Bradesco SA, ADR .............................       116,668
   13,115    Centrais Electricas Brasileiras SA (Electrobras), ADR      130,494
   10,005    Companhia Vale do Rio Doce, ADR ....................       197,599
    2,961    Telecomunicacoes Brasileiras SA (Telebras), ADR ....           185
    7,400    Telesp Participacoes SA * ..........................       169,275
                                                                   ------------
                                                                        614,221
                                                                   ------------

             CANADA - 1.70%
   33,858    Methanex Corp. * ...................................       128,676
    9,257    Newbridge Networks Corp. * .........................       266,139
                                                                   ------------
                                                                        394,815
                                                                   ------------

             CHILE - 1.51%
    6,525    Cia de Telecomunicaciones de Chile SA, ADR .........       161,494
   10,710    Gener SA, ADR ......................................       190,102
                                                                   ------------
                                                                        351,596
                                                                   ------------

             DENMARK - 1.28%
    4,485    Unidanmark A/S, Class A ............................       298,296
                                                                   ------------

             EGYPT - 0.84%
   12,759    Commercial International Bank, GDR .................       115,788
    5,673    Suez Cement Co., GDR (B) ...........................        78,908
                                                                   ------------
                                                                        194,696
                                                                   ------------

             FINLAND - 3.82%
   23,030    Kemira Oyj .........................................       139,052
   51,055    MeritaNordbanken Oyj ...............................       289,851
   15,255    Rauma Oyj ..........................................       180,757
   26,012    Stora Enso Oyj, R Shares ...........................       278,735
                                                                   ------------
                                                                        888,395
                                                                   ------------

             FRANCE - 7.85%
   12,998    Alcatel SA .........................................       368,818
    2,120    Compagnie Financiere de Paribas ....................       237,438
    3,635    Elf Aquitaine SA, ADR ..............................       267,400
    6,040    Eramet SLN .........................................       240,842
    5,180    Rhone-Poulenc SA ...................................       236,492
    5,790    Scor ...............................................       286,951
    2,930    Sylea SA ...........................................       186,570
                                                                   ------------
                                                                      1,824,511
                                                                   ------------

             GERMANY - 5.65%
    6,269    BASF AG ............................................       276,779
    3,557    Deutsche Bank AG ...................................       216,782
      986    Muenchener Rueckversicherungs-Gesellschaft AG
               Register Shares (A) ..............................       182,359
      986    Muenchener Rueckversicherungs-Gesellschaft AG New
               Registered Shares * ..............................       179,819
    4,446    Veba AG, ADR .......................................       263,425
   14,982    Volkswagen AG, ADR .................................       193,347
                                                                   ------------
                                                                      1,312,511
                                                                   ------------

             HONG KONG - 6.47%
  291,000    Axa China Region, Ltd. .............................       232,542
   26,100    Cheung Kong (Holdings), Ltd. .......................       232,117
  141,031    Hong Kong Telecom, Ltd. ............................       366,274
  107,500    Hongkong Electric Holdings, Ltd. ...................       346,390
   91,500    SmarTone Telecommunications Holdings, Ltd. .........       325,497
                                                                   ------------
                                                                      1,502,820
                                                                   ------------

             ISRAEL - 1.40%
    6,655    Teva Pharmaceutical Industries, Ltd., ADR ..........       326,095
                                                                   ------------

             JAPAN - 8.64%
   15,000    Kurita Water Industries, Ltd. ......................       269,119
  121,000    Mitsubishi Paper Mills, Ltd. .......................       227,094
   23,664    Nintendo Co., Ltd. .................................       411,796
    4,833    Nippon Telegraph & Telephone Corp., ADR ............       302,667
   24,000    Nomura Securities Co., Ltd. ........................       281,174
    4,206    Sony Corp., ADR ....................................       464,237
    7,000    Yamato Kogyo Co., Ltd. .............................        50,988
                                                                   ------------
                                                                      2,007,075
                                                                   ------------

             KOREA - 0.41%
    2,400    Korea Telecom Corp., ADR * .........................        96,000
                                                                   ------------

             MEXICO - 3.00%
   42,625    Alfa SA ............................................       176,870
  175,542    Desc SA de CV ......................................       191,636
    4,072    Telefonos de Mexico SA, ADR, Class L ...............       329,068
                                                                   ------------
                                                                        697,574
                                                                   ------------

             NETHERLANDS - 4.20%
    6,856    Akzo Nobel NV, ADR .................................       290,523
    4,641    ING Groep NV .......................................       251,047
    4,402    Koninklijke (Royal) Philips Electronics NV .........       433,850
                                                                   ------------
                                                                        975,420
                                                                   ------------

             NEW ZEALAND - 1.00%
   86,018    Fletcher Challenge Energy ..........................       233,176
                                                                   ------------

             NORWAY - 0.54%
    7,917    Kvaerner ASA, B Shares .............................       124,570
                                                                   ------------

             PERU - 1.06%
   11,093    Credicorp, Ltd. ....................................       122,023
    8,239    Telefonica del Peru S.A.A., ADR ....................       124,615
                                                                   ------------
                                                                        246,638
                                                                   ------------

             SOUTH AFRICA - 0.38%
   79,083    Illovo Sugar, Ltd. .................................        87,156
                                                                   ------------

             SPAIN - 2.53%
   16,007    Iberdrola SA .......................................       243,599
   16,834    Repsol SA ..........................................       343,429
                                                                   ------------
                                                                        587,028
                                                                   ------------

             SWEDEN - 4.33%
    8,200    Autoliv, Inc., Swedish Depositary Receipt ..........       250,205
    9,474    Mo och Domsjoe AB (MoDo), B Shares .................       220,994
   26,014    Saab AB, B Shares ..................................       202,271
    8,526    Volvo AB, A Shares .................................       246,089
    2,958    Volvo AB, B Shares .................................        85,901
                                                                   ------------
                                                                      1,005,460
                                                                   ------------

             SWITZERLAND - 1.52%
      622    Zurich Allied AG ...................................       353,486
                                                                   ------------

             THAILAND - 0.82%
   51,000    Bangkok Bank Public Co., Ltd. ......................       190,861
                                                                   ------------

             UNITED KINGDOM - 17.90%
    7,617    Ace, Ltd. ..........................................       215,180
   75,058    Caradon, Plc .......................................       176,874
   52,205    Hogg Robinson, Plc .................................       186,383
   66,566    Inchcape, Plc ......................................        71,349
   40,111    Invensys, Plc ......................................       189,991
   67,433    Laird Group, Plc ...................................       280,609
   42,544    Marks & Spencer, Plc ...............................       246,110
   29,886    McKechnie, Plc .....................................       228,708
    6,612    National Power, Plc, ADR ...........................       203,319
   13,964    National Westminster Bank, Plc .....................       296,045
   26,908    Next, Plc ..........................................       326,798
   31,200    Northern Foods, Plc ................................        64,178
   16,539    Peninsular and Oriental Steam Navigation Co. .......       248,313
  124,552    Pilkington, Plc ....................................       170,803
   69,084    Safeway, Plc .......................................       276,862
    5,994    Shell Transport & Trading Co., ADR .................       277,972
   68,294    Storehouse, Plc ....................................       146,940
   38,703    Tate & Lyle, Plc ...................................       242,650
   73,755    The Weir Group, Plc ................................       309,242
                                                                   ------------
                                                                      4,158,326
                                                                   ------------

             TOTAL COMMON STOCKS ................................    21,459,235
             (Cost $23,160,282)                                    ------------

 PREFERRED STOCK - 1.15%

             BRAZIL - 1.15%
    2,980    Telecomunicacoes Brasileiras SA (Telebras), ADR * ..       268,759
                                                                   ------------

             TOTAL PREFERRED STOCK ..............................       268,759
                                                                   ------------
             (Cost $380,703)

 WARRANT - 0.01%

             GERMANY - 0.01%
       43    Muenchener Rueckversicherungs-Gesellschaft AG ......         1,285
                                                                   ------------

             TOTAL WARRANT ......................................         1,285
                                                                   ------------
             (Cost $724)

 U.S. GOVERNMENT OBLIGATIONS - 4.24%

1,000,000   U.S. Treasury Bill 4.46%, 10/28/99 ..................       984,960
                                                                   ------------

             TOTAL U.S. GOVERNMENT OBLIGATIONS ..................       984,960
                                                                   ------------
             (Cost $984,464)

 TIME DEPOSIT - 0.92%

  213,000    Chase Manhattan Bank Time Deposit 5.00%, 07/01/99 ..       213,000
                                                                   ------------

             TOTAL TIME DEPOSITS ................................       213,000
                                                                   ------------
             (Cost $213,000)

 TOTAL INVESTMENTS - 98.68% .....................................    22,927,239
 (Cost $24,739,173)                                                ------------


 NET OTHER ASSETS AND LIABILITIES - 1.32% .......................       307,684
                                                                   ------------

 NET ASSETS - 100.00% ...........................................  $ 23,234,923
                                                                   ============


--------------------------
  *  Non income producing security
(A)  Ownership may only be transferred at the permission of the issuer.
(B) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 1999, this security amounted to $78,908, or 0.34% of net assets.
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

--------------------------------------------------------------------------------
June 30, 1999                                  See Notes to Financial Statements

                                                   The International Equity Fund
                                            Portfolio of Investments (Unaudited)

At June 30, 1999 sector diversificaion was as follows:

                                                        % of the
Sector Diversification                                 Portfolio      Value
----------------------                                 ---------    -----------
Finance ..........................................       23.3%      $ 5,341,934
Services .........................................       18.8         4,300,043
Materials ........................................       16.2         3,721,580
Consumer Goods ...................................       14.6         3,355,706
Energy ...........................................       10.6         2,421,358
Capital Equipment ................................        7.0         1,613,659
Short-Term & Other Investments ...................        5.2         1,197,959
Multi-Industry ...................................        4.3           975,000
                                                         ----       -----------
TOTAL INVESTMENTS ................................      100.0%      $22,927,239
                                                        =====       ===========
--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 1999

--------------------------------------------------------------------------------
The U.S. Equity Fund
Portfolio of Investments (Unaudited)

                                                                       VALUE
SHARES                                                                (NOTE 2)
--------                                                            -----------
U.S. COMMON STOCKS - 99.29%
            AEROSPACE / AIRLINES - 1.21%
     100    AMR Corp. * ..........................................  $     6,825
   1,000    Amtran, Inc. * .......................................       24,625
   2,800    Delta Air Lines, Inc. ................................      161,350
     200    Goodrich (B.F.) Co. ..................................        8,500
     200    Gulfstream Aerospace Corp. * .........................       13,513
   5,300    Lockheed Martin Corp. ................................      197,425
     700    Nichols Research Corp. * .............................       15,312
     400    Raytheon Co., Class B ................................       28,150
                                                                    -----------
                                                                        455,700
                                                                    -----------
            AGRICULTURE - 0.48%
  10,200    IMC Global, Inc. .....................................      179,775
                                                                    -----------
            AUTO REPAIR / AUTO PARTS - 1.22%
     200    Arvin Industries, Inc. ...............................        7,575
   1,398    Delphi Automotive Systems Corp. ......................       25,947
   1,900    Eaton Corp. ..........................................      174,800
   1,400    Standard Products Co. ................................       35,875
   3,900    TRW, Inc. ............................................      214,013
                                                                    -----------
                                                                        458,210
                                                                    -----------
            BASIC MATERIALS - 1.69%
   1,100    ACX Technologies, Inc. * .............................       17,875
     600    Alcoa, Inc. ..........................................       37,125
     800    Caraustar Industries, Inc. ...........................       19,750
     300    Commercial Metals Co. ................................        8,550
   2,400    Minnesota Mining and Manufacturing Co. ...............      208,650
     300    Newmont Mining Corp. .................................        5,962
     800    Quanex Corp. .........................................       22,800
     750    Shorewood Packaging Corp. ............................       13,828
   5,900    Timken Co. ...........................................      115,050
   3,900    Vulcan Materials Co. .................................      188,175
                                                                    -----------
                                                                        637,765
                                                                    -----------
            BUSINESS SERVICES - 2.70%
   4,000    America Online, Inc. * ...............................      442,000
   1,700    Cadence Design Systems, Inc. * .......................       21,675
   7,300    Cendant Corp. * ......................................      149,650
   2,000    Donnelley (R.R.) & Sons Co. ..........................       74,125
   2,000    Electronic Data Systems Corp. ........................      113,125
   2,200    FirstMerit Corp. .....................................       61,737
   4,400    Newpark Resources, Inc. * ............................       39,050
     900    Pride International, Inc. * ..........................        9,506
     800    Safety-Kleen Corp. * .................................       14,500
     900    Sterling Software, Inc. * ............................       24,019
   1,200    SunGard Data Systems, Inc. * .........................       41,400
     100    Superior Services, Inc. * ............................        2,669
   1,000    United Stationers, Inc. * ............................       22,000
                                                                    -----------
                                                                      1,015,456
                                                                    -----------
            CHEMICALS AND DRUGS - 8.39%
   4,000    Abbott Laboratories ..................................      182,000
   2,000    Albemarle Corp. ......................................       46,250
   4,000    American Home Products Corp. .........................      230,000
     500    Bausch & Lomb, Inc. ..................................       38,250
   1,200    Becton, Dickinson and Co. ............................       36,000
   8,200    Bristol-Myers Squibb Co. .............................      577,588
     900    Cambrex Corp. ........................................       23,625
  1,200     duPont (E.I.) deNemours & Co. ........................       81,975
   5,500    Ferro Corp. ..........................................      151,250
     100    FMC Corp. * ..........................................        6,831
   2,800    Grace (W.R.) & Co. * .................................       51,450
   2,100    Great Lakes Chemical Corp. ...........................       96,731
   5,300    Mallinckrodt, Inc. ...................................      192,787
   8,800    Merck & Co., Inc. ....................................      651,200
     400    Owens & Minor, Inc. ..................................        4,400
   1,000    Pharmacia & Upjohn, Inc. .............................       56,813
   8,300    Philip Morris Cos., Inc. .............................      333,556
   7,400    Schering-Plough Corp. ................................      392,200
     400    Solutia, Inc. ........................................        8,525
                                                                    -----------
                                                                      3,161,431
                                                                    -----------
            CONSTRUCTION - 0.36%
     900    Centex Construction Products, Inc. ...................       30,712
     500    Lennar Corp. .........................................       12,000
   1,240    NVR, Inc. * ..........................................       64,713
     500    USG Corp. ............................................       28,000
                                                                    -----------
                                                                        135,425
                                                                    -----------
            CONSUMER CYCLICAL - 7.09%
   2,300    ADVO, Inc. * .........................................       47,725
   3,900    Best Buy Co., Inc. * .................................      263,250
     400    Brunswick Corp. ......................................       11,150
   6,900    Coca-Cola Co. ........................................      431,250
   1,600    Darden Restaurants, Inc. .............................       34,900
     900    Dole Food Co., Inc. ..................................       26,438
   2,500    Earthgrains Co. ......................................       64,531
   3,500    Ford Motor Co. .......................................      197,531
   2,000    General Motors Corp. .................................      132,000
     600    Hannaford Brothers Co. ...............................       32,100
     800    Herbalife International, Inc., Class A ...............        8,750
   1,400    Hormel Foods Corp. ...................................       56,350
   2,000    Interstate Bakeries Corp. ............................       44,875
   2,000    McDonald's Corp. .....................................       82,625
   5,600    Nabisco Group Holdings Corp. .........................      109,550
     800    NPC International, Inc. * ............................       12,300
   2,100    PepsiCo, Inc. ........................................       81,244
   5,900    Procter & Gamble Co. .................................      526,575
   1,867    R.J. Reynolds Tobacco Holdings, Inc. * ...............       58,800
   4,200    Ryan Family Steak Houses, Inc. * .....................       48,825
     300    Sanderson Farms, Inc. ................................        4,275
   8,400    Sara Lee Corp. .......................................      190,575
   4,200    SUPERVALU, INC. ......................................      107,888
     100    Suiza Foods Corp. * ..................................        4,188
   1,700    Tricon Global Restaurants, Inc. * ....................       92,012
                                                                    -----------
                                                                      2,669,707
                                                                    -----------
            CONSUMER PRODUCTS - 2.27%
   2,500    Anheuser-Busch Cos., Inc. ............................      177,344
   2,800    CDI Corp. * ..........................................       95,375
   2,600    Chattem, Inc. ........................................       82,712
  11,800    Chiquita Brands International, Inc. ..................      106,200
     500    Colgate-Palmolive Co. ................................       49,375
   2,500    Dal-Tile International, Inc. * .......................       28,438
     400    Fort James Corp. .....................................       15,150
     500    Georgia-Pacific Group ................................       23,688
   4,500    Kimberly-Clark Corp. .................................      256,500
     600    Polaroid Corp. .......................................       16,575
     300    Trans World Entertainment Corp. * ....................        3,375
                                                                    -----------
                                                                        854,732
                                                                    -----------
            DURABLE GOODS - 0.74%
   1,100    Caterpillar, Inc. ....................................       66,000
     300    Corning, Inc. ........................................       21,037
   2,500    Maytag Corp. .........................................      174,219
   1,200    Oakwood Homes Corp. ..................................       15,750
                                                                    -----------
                                                                        277,006
                                                                    -----------
            ELECTRONICS - 1.27%
     600    Avnet, Inc. ..........................................       27,900
     300    Credence Systems Corp. * .............................       11,137
     300    Dallas Semiconductor Corp. ...........................       15,150
   6,300    Integrated Device Technology, Inc. * .................       68,512
     800    National Semiconductor Corp. * .......................       20,250
     900    Pioneer-Standard Electronics, Inc. ...................       10,800
     700    Read-Rite Corp. * ....................................        4,342
   1,700    Technitrol, Inc. .....................................       54,825
   3,900    Tektronix, Inc. ......................................      117,731
   3,500    UCAR International, Inc. * ...........................       88,375
   2,750    Vishay Intertechnology, Inc. * .......................       57,750
                                                                    -----------
                                                                        476,772
                                                                    -----------
            ENERGY - 4.81%
   1,200    Chevron Corp. ........................................      114,225
   1,900    ENSCO International, Inc. ............................       37,881
   8,800    Exxon Corp. ..........................................      678,700
     500    Global Industries, Ltd. * ............................        6,406
     300    Global Marine, Inc. * ................................        4,631
     300    Kerr-McGee Corp. .....................................       15,056
   4,100    Mobil Corp. ..........................................      405,900
   2,500    Nabors Industries, Inc. * ............................       61,094
   1,200    Noble Affiliates, Inc. ...............................       33,825
     500    Phillips Petroleum Co. ...............................       25,156
   5,000    Sunoco, Inc. .........................................      150,938
     500    Texaco, Inc. .........................................       31,250
   1,100    Tidewater, Inc. ......................................       33,550
   2,700    Tosco Corp. ..........................................       70,031
   6,600    Ultramar Diamond Shamrock Corp. ......................      143,962
                                                                    -----------
                                                                      1,812,605
                                                                    -----------
            FINANCE - 16.33%
     200    Alfa Corp. ...........................................        4,000
     800    Allstate Corp. .......................................       28,700
     200    Ambac Financial Group, Inc. ..........................       11,425
   1,200    American Express Co. .................................      156,150
     800    American Financial Group, Inc. .......................       27,250
   3,100    American General Corp. ...............................      233,663
   5,200    American International Group, Inc. ...................      608,725
   2,000    AMRESCO, INC. * ......................................       12,875
     200    Arthur J. Gallagher & Co. ............................        9,900
   6,096    Bank One Corp. .......................................      363,093
   7,860    BankAmerica Corp. ....................................      576,236
     500    BankWest Corp. .......................................       18,563
   1,800    Capital One Financial Corp. ..........................      100,238
     630    Charter One Financial, Inc. ..........................       17,522
   4,900    Chase Manhattan Corp. ................................      424,463
   1,500    CIGNA Corp. ..........................................      133,500
  11,925    Citigroup, Inc. ......................................      566,437
   4,641    Conseco, Inc. ........................................      141,260
     800    ContiFinancial Corp. * ...............................        2,850
     600    Equifax, Inc. ........................................       21,413
     600    E*TRADE Group, Inc. * ................................       23,963
   1,200    EVEREN Capital Corp. .................................       35,775
   2,900    Fannie Mae ...........................................      198,287
     600    Firstar Corp. ........................................       16,800
   6,100    First Union Corp. ....................................      286,700
   2,400    Fleet Financial Group, Inc. ..........................      106,500
     100    Franklin Resources, Inc. .............................        4,063
     600    Hartford Financial Services Group, Inc. ..............       34,987
   3,800    Long Beach Financial Corp. * .........................       55,813
   1,500    Marsh & McLennan Cos., Inc. ..........................      113,250
   1,000    Merrill Lynch & Co., Inc. ............................       79,937
   3,600    Morgan Stanley Dean Witter & Co. .....................      369,000
   3,400    National City Corp. ..................................      222,700
     709    Old Kent Financial Corp. .............................       29,679
   3,150    Old Republic International Corp. .....................       54,534
     200    One Valley Bancorp, Inc. .............................        7,500
   4,000    PNC Bank Corp. .......................................      230,500
   1,200    Resource Bancshares Mortgage Group, Inc. .............       12,300
     100    Schwab (Charles) Corp. ...............................       10,988
   1,300    SEI Investments Co. ..................................      114,725
     900    SLM Holding Corp. ....................................       41,231
     600    SouthTrust Corp. .....................................       23,025
   3,500    Sovereign Bancorp, Inc. ..............................       42,438
   4,200    St. Paul Cos., Inc. ..................................      133,612
   1,100    The PMI Group, Inc. ..................................       69,094
     800    Trustmark Corp. ......................................       18,300
     800    United Bankshares, Inc. ..............................       21,200
   4,000    U.S. Bancorp .........................................      136,000
   3,450    Washington Mutual, Inc. ..............................      122,044
   1,800    Wells Fargo Co. ......................................       76,950
                                                                    -----------
                                                                      6,150,158
                                                                    -----------
            HEALTH CARE - 3.97%
   4,100    Amgen, Inc. * ........................................      249,588
   4,100    Apria Healthcare Group, Inc. * .......................       69,700
     300    HCR Manor Care, Inc. * ...............................        7,256
   1,700    HEALTHSOUTH Corp. * ..................................       25,394
   4,200    Invacare Corp. .......................................      112,350
   3,900    Johnson & Johnson ....................................      382,200
   1,200    Lilly (Eli) and Co. ..................................       85,950
     500    Magellan Health Services, Inc. * .....................        5,000
   2,000    Pediatrix Medical Group, Inc. * ......................       42,500
   2,300    Pfizer, Inc. .........................................      252,425
   2,400    Quest Diagnostics, Inc. * ............................       65,700
     600    Tenet Healthcare Corp. * .............................       11,138
   1,000    United Healthcare Corp. ..............................       62,625
     400    UNUM Corp. ...........................................       21,900
   1,500    Warner-Lambert Co. ...................................      104,062
                                                                    -----------
                                                                      1,497,788
                                                                    -----------
            LEISURE AND ENTERTAINMENT - 2.69%
   1,300    Anchor Gaming * ......................................       62,481
  12,500    Arctic Cat, Inc. .....................................      111,719
   1,000    Ascent Entertainment Group, Inc. * ...................       14,125
   9,072    Disney (Walt) Co. ....................................      279,531
   4,900    GTECH Holdings Corp. * ...............................      115,456
   4,200    MediaOne Group, Inc. * ...............................      312,375
   1,200    Metro-Goldwyn-Mayer, Inc. * ..........................       21,900
     800    Powerhouse Technologies, Inc. * ......................       15,600
     800    TCA Cable TV, Inc. ...................................       44,400
   1,600    Trendwest Resorts, Inc. * ............................       35,700
                                                                    -----------
                                                                      1,013,287
                                                                    -----------
            MANUFACTURING - 0.81%
     700    Applied Materials, Inc. * ............................       51,713
     800    Gerber Scientific, Inc. ..............................       17,650
   1,300    Harsco Corp. .........................................       41,600
     500    Honeywell, Inc. ......................................       57,938
   1,100    Olin Corp. ...........................................       14,506
     100    PPG Industries, Inc. .................................        5,906
   3,500    Trinity Industries, Inc. .............................      117,250
                                                                    -----------
                                                                        306,563
                                                                    -----------
            MEDIA - 0.49%
     300    Gannet, Inc. .........................................       21,412
     200    Tribune Co. ..........................................       17,425
     500    True North Communications, Inc. ......................       15,000
   2,000    Univision Communications, Inc. * .....................      132,000
                                                                    -----------
                                                                        185,837
                                                                    -----------
            MEDICAL PRODUCTS - 0.57%
     249    Cardinal Health, Inc. ................................       15,967
     600    Haemonetics Corp. * ..................................       12,038
   5,800    ICN Pharmaceuticals, Inc. ............................      186,687
                                                                    -----------
                                                                        214,692
                                                                    -----------
            PRINTING AND PUBLISHING - 1.48%
     200    Banta Corp. ..........................................        4,200
   3,300    Deluxe Corp. .........................................      128,494
   2,100    Dow Jones & Co., Inc. ................................      111,431
   1,075    Dun & Bradstreet Corp. ...............................       38,095
   1,200    Houghton Mifflin Co. .................................       56,475
   3,000    Time Warner, Inc. ....................................      220,500
                                                                    -----------
                                                                        559,195
                                                                    -----------
            REAL ESTATE - 0.12%
   2,500    Fairfield Communities, Inc. * ........................       40,312
     400    Taubman Centers, Inc. ................................        5,275
                                                                    -----------
                                                                         45,587
                                                                    -----------
            REAL ESTATE INVESTMENT TRUST - 0.99%
     400    Apartment Investment & Management Co. ................       17,100
     200    Avalonbay Communities, Inc. ..........................        7,400
     200    CarrAmerica Realty Corp. .............................        5,000
   1,733    Equity Residential Properties Trust ..................       78,093
   3,152    Host Marriott Corp. ..................................       37,430
     800    Mack-Cali Realty Corp. ...............................       24,750
   6,600    Public Storage, Inc. .................................      184,800
     550    Starwood Hotels & Resorts Worldwide, Inc. ............       16,809
                                                                    -----------
                                                                        371,382
                                                                    -----------
            RETAIL - 5.18%
     200    Abercrombie & Fitch Co., Class A * ...................        9,600
     378    Albertson's, Inc. ....................................       19,491
   3,300    Federated Department Stores, Inc. * ..................      174,694
   2,200    Footstar, Inc. * .....................................       81,812
   1,100    Fruit of the Loom, Inc. * ............................       10,725
   3,000    Gap, Inc. (The) ......................................      151,125
   1,300    Great Atlantic & Pacific Tea Company, Inc. ...........       43,956
   7,100    Heilig-Meyers Co. ....................................       48,369
   5,900    Hollywood Entertainment Corp. * ......................      115,419
   1,400    Home Depot, Inc. .....................................       90,213
   3,600    Kroger Co. ...........................................      100,575
   4,000    May Department Stores Co. ............................      163,500
   2,200    Musicland Stores Corp. * .............................       19,525
   1,900    PETCO Animal Supplies, Inc. * ........................       29,925
   1,000    Rite Aid Corp. .......................................       24,625
     400    Ross Stores, Inc. ....................................       20,150
     500    Russell Corp. ........................................        9,750
   5,800    Sunglass Hut International, Inc. * ...................       99,687
   3,000    Tandy Corp. ..........................................      146,625
     600    TJX Cos., Inc. .......................................       19,988
   2,300    Toys "R" Us, Inc. * ..................................       47,581
  10,900    Wal-Mart Stores, Inc. ................................      525,925
                                                                    -----------
                                                                      1,953,260
                                                                    -----------
            TECHNOLOGY - 19.00%
     800    Amazon.com, Inc. * ...................................      100,100
   1,000    American Management Systems, Inc. * ..................       32,063
   2,400    Apple Computer, Inc. .................................      111,150
   1,800    Autodesk, Inc. .......................................       53,212
   1,600    Avant! Corp. * .......................................       20,200
   2,500    BancTec, Inc. * ......................................       44,844
     900    BMC Software, Inc. * .................................       48,600
     300    CMGI, Inc. * .........................................       34,219
     200    CNET, Inc. * .........................................       11,525
   6,606    Compaq Computer Corp. ................................      156,480
   4,800    Computer Associates International, Inc. ..............      264,000
   3,700    Computer Task Group, Inc. ............................       62,900
     600    Compuware Corp. * ....................................       19,087
   1,500    Data Transmission Network Corp. * ....................       42,188
  10,400    Dell Computer Corp. * ................................      384,800
   1,000    Gateway 2000, Inc. * .................................       59,000
  11,600    General Electric Corp. ...............................    1,310,800
     200    Go2Net, Inc. * .......................................       18,375
     900    Harris Corp. .........................................       35,269
   2,800    Hewlett-Packard Co. ..................................      281,400
  12,200    Intel Corp. ..........................................      725,900
   5,800    International Business Machines Corp. ................      749,650
     800    Lexmark International Group, Inc., Class A * .........       52,850
   1,200    Mentor Graphics Corp. * ..............................       15,375
   2,200    Metromedia Fiber Network, Inc. * .....................       79,063
     900    Micron Technology, Inc. ..............................       36,281
  10,000    Microsoft Corp. * ....................................      901,875
     200    MindSpring Enterprises, Inc. * .......................        8,862
   4,800    Oracle Corp. * .......................................      178,200
     400    Parametric Technology Corp. * ........................        5,550
   6,100    Seagate Technology, Inc. * ...........................      156,312
   2,000    Structural Dynamics Research Corp. * .................       37,125
   4,400    Sun Microsystems, Inc. * .............................      303,050
   2,100    Symantec Corp. * .....................................       53,550
   1,000    Tellabs, Inc. * ......................................       67,563
   2,500    Texas Instruments, Inc. ..............................      362,500
   2,700    Unisys Corp. * .......................................      105,131
   2,000    United Technologies Corp. ............................      143,375
     500    Yahoo!, Inc. * .......................................       86,125
                                                                    -----------
                                                                      7,158,549
                                                                    -----------
            TELECOMMUNICATIONS - 8.68%
     300    Adaptive Broadband Corp. * ...........................        6,562
   2,000    Aliant Communications, Inc. ..........................       92,375
   1,300    Allen Telecom, Inc. ..................................       13,975
   9,578    AT&T Corp. ...........................................      534,574
   1,710    AT&T Corp. - Liberty Media Group * ...................       62,865
   6,800    BellSouth Corp. ......................................      318,750
   1,300    Century Communications Corp. * .......................       59,800
   7,800    Cisco Systems, Inc. * ................................      503,100
   4,000    Digital Microwave Corp. * ............................       51,000
   4,100    GTE Corp. ............................................      310,575
   1,000    Level 3 Communications, Inc. * .......................       60,063
   8,854    Lucent Technologies, Inc. ............................      597,075
     600    NTL, Inc. * ..........................................       51,712
   4,364    Qwest Communications International, Inc. * ...........      144,285
   3,027    SBC Communications, Inc. .............................      175,566
     400    SkyTel Communications, Inc. * ........................        8,375
     300    Transaction Network Services, Inc. * .................        8,775
   4,600    US WEST, Inc. ........................................      270,250
                                                                    -----------
                                                                      3,269,677
                                                                    -----------
            TRANSPORTATION - 0.93%
     400    Airborne Freight Corp. ...............................       11,075
   5,500    Burlington Northern Santa Fe Corp. ...................      170,500
   4,100    Ryder System, Inc. ...................................      106,600
     600    Swift Transportation Co., Inc. * .....................       13,200
     800    US Freightways Corp. .................................       37,050
     700    Yellow Corp. * .......................................       12,425
                                                                    -----------
                                                                        350,850
                                                                    -----------
            UTILITIES - 5.82%
   1,400    Allegheny Energy, Inc. ...............................       44,887
     400    Allied Waste Industries, Inc. * ......................        7,900
   3,300    Ameritech Corp. ......................................      242,550
   7,800    Bell Atlantic Corp. ..................................      509,925
   7,200    Edison International .................................      192,600
   1,600    Florida Progress Corp. ...............................       66,100
   3,500    FPL Group, Inc. ......................................      191,188
   3,900    MCI WorldCom, Inc. ...................................      335,644
   3,200    NICOR, Inc. ..........................................      121,800
   1,100    PG&E Corp. ...........................................       35,750
   3,200    Pinnacle West Capital Corp. ..........................      128,800
   4,400    Public Service Enterprise Group, Inc. ................      179,850
     300    Reliant Energy, Inc. .................................        8,288
   4,800    Rochester Gas and Electric Corp. .....................      127,500
                                                                    -----------
                                                                      2,192,782
                                                                    -----------
            TOTAL U.S. COMMON STOCKS .............................   37,404,191
                                                                    -----------
            (Cost $30,937,719)

TOTAL INVESTMENTS - 99.29% .......................................   37,404,191
(Cost $30,937,719)                                                  -----------

NET OTHER ASSETS AND LIABILITIES - 0.71% .........................      267,843
                                                                    -----------
NET ASSETS - 100.00% .............................................  $37,672,034
                                                                    ===========
--------------------------
* Non income producing security

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 1999

--------------------------------------------------------------------------------
The Global Bond Fund
Portfolio of Investments (Unaudited)

                                                                       VALUE
   PAR VALUE                                                          (NOTE 2)
---------------                                                     -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 38.62% (17.62%(1))

                 FEDERAL HOME LOAN BANK - 1.43% (0.65%(1))
USD     440,000  5.95%, 03/16/09, Series DX09 ....................  $   423,034
                                                                    -----------
                 FEDERAL HOME LOAN MORTGAGE
                   CORP. - 1.68% (0.77%(1))
USD     300,000  4.81%, 07/14/99 .................................      299,479
USD     200,000  4.83%, 07/16/99 .................................      199,597
                                                                    -----------
                                                                        499,076
                                                                    -----------
                 FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION - 3.60% (1.64%(1))
GBP     190,000  6.88%, 06/07/02, EMTN ...........................      307,279
NZD     980,000  7.25%, 06/20/02 .................................      530,798
AUD     200,000  6.50%, 07/10/02, EMTN ...........................      134,079
USD      93,625  6.81%, 10/01/27, ARM, Pool #403715 ..............       94,854
                                                                    -----------
                                                                      1,067,010
                                                                    -----------
                 GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION - 1.92% (0.88%(1))
USD     362,499  6.63%, 08/20/23, Pool # 008269 ..................      370,169
USD      28,205  6.13%, 12/20/25, Pool # 008770 ..................       28,628
USD      34,831  6.63%, 09/20/26, Pool # 008971 ..................       35,530
USD      48,338  6.13%, 11/20/26, Pool # 080010 ..................       49,114
USD      84,660  6.13%, 12/20/26, Pool # 080022 ..................       86,012
                                                                    -----------
                                                                        569,453
                                                                    -----------
                 U.S. TREASURY NOTES - 29.99% (13.68%(1))
USD   6,135,703  3.63%, 07/15/02 (A) .............................    6,078,181
USD   1,020,000  4.75%, 02/15/04 .................................      980,475
USD     300,000  7.50%, 02/15/05 .................................      323,156
USD   1,320,000  6.13%, 08/15/07 .................................    1,334,850
USD     170,000  5.50%, 05/15/09 .................................      166,069
                                                                    -----------
                                                                      8,882,731
                                                                    -----------
                 TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS ..............................   11,441,304
                 (Cost $11,422,792)                                 -----------

FOREIGN GOVERNMENT BONDS - 62.17% (28.36%(1))

                 ARGENTINA - 2.54% (1.16%(1))
                 Republic of Argentina (F)
ARS     753,298  2.88%, 04/01/01 .................................      682,477
ARS     108,247  2.88%, 04/01/07 .................................       70,709
                                                                    -----------
                                                                        753,186
                                                                    -----------
                 CANADA - 5.46% (2.49%(1))
                 Canadian Government Bond
CAD     330,000  5.25%, 09/01/03 .................................      223,005
CAD     550,000  6.50%, 06/01/04 .................................      390,237
NZD   1,010,000  6.63%, 10/03/07 .................................      520,387
CAD     690,000  6.00%, 06/01/08, Series WH31 ....................      485,645
                                                                    -----------
                                                                      1,619,274
                                                                    -----------
                 DENMARK - 1.68% (0.77%(1))
                 Kingdom of Denmark
DKK   2,200,000  6.00%, 11/15/02 .................................      324,071
DKK     800,000  7.00%, 11/15/07 .................................      127,848
DKK     300,000  6.00%, 11/15/09 .................................       45,060
                                                                    -----------
                                                                        496,979
                                                                    -----------
                 FRANCE - 0.74% (0.34%(1))
                 Government of France, OAT (B)
EUR     105,399  3.00%, 07/25/09 .................................      109,841
EUR     103,957  3.00%, 07/25/09 .................................      108,338
                                                                    -----------
                                                                        218,179
                                                                    -----------
                 GERMANY - 4.18% (1.90%(1))
                 Bundesrepublik Deutschland
EUR     580,000  5.25%, 01/04/08, Series 98 ......................      627,901
EUR     610,000  4.13%, 07/04/08, Series 98 ......................      608,967
                                                                    -----------
                                                                      1,236,868
                                                                    -----------
                 ITALY - 3.55% (1.62%(1))
                 Buoni Poliennali del Tesoro
EUR      80,000  7.25%, 11/01/26 .................................      101,444
EUR     820,000  6.50%, 11/01/27 .................................      950,025
                                                                    -----------
                                                                      1,051,469
                                                                    -----------
                 JAPAN - 12.97% (5.91%(1))
                 Japan (10 Year Issue)
JPY  71,000,000  4.10%, 12/22/03, Series 164 .....................      665,093
JPY  67,300,000  4.50%, 12/20/04, Series 175 .....................      651,744
JPY  28,800,000  4.00%, 06/20/05, Series 179 .....................      274,125
JPY  28,800,000  3.40%, 06/20/05, Series 181 .....................      265,989
JPY  72,000,000  3.30%, 06/20/06, Series 187 .....................      668,210
JPY 108,100,000  0.90%, 12/22/08, Series 207 .....................      827,798
JPY  58,000,000  2.00%, 03/20/09, Series 209 .....................      489,483
                                                                    -----------
                                                                      3,842,442
                                                                    -----------
                 MEXICO - 1.92% (0.87%(1))
                 United Mexican States
GBP     150,000  8.75%, 05/30/02, EMTN ...........................      236,201
USD     180,000  6.52%, 06/27/02 (C) (D) (F)......................      173,250
USD     100,000  9.06%, 04/07/04 (C) (D) (F)......................      100,250
EUR     100,000  10.38%, 01/29/03 ................................       57,949
                                                                    -----------
                                                                        567,650
                                                                    -----------
                 MIDDLE EAST - 0.32% (0.15%(1))
QA      100,000  State of Qatar (C) (D) (F)
                 6.20%, 02/18/04 .................................       95,125
                                                                    -----------
                 NEW ZEALAND - 5.55% (2.54%(1))
                 New Zealand Government Bond
NZD   2,720,000  10.00%, 03/15/02, Series 302 ....................    1,593,492
NZD     100,000  4.50%, 02/15/16, Series 216 (B) .................       53,774
                                                                    -----------
                                                                      1,647,266
                                                                    -----------
                 NORWAY - 2.53% (1.15%(1))
NOR   5,960,000  Norwegian Government Bond
                 5.50%, 05/15/09 .................................      748,403
                                                                    -----------
                 PHILIPPINES - 0.55% (0.25%(1))
EUR     150,000  Republic of Philippines
                 8.00%, 09/17/04 .................................      164,027
                                                                    -----------
                 SINGAPORE - 1.40% (0.64%(1))
SGD     700,000  Singapore Government
                 4.38%, 10/15/05 .................................      413,707
                                                                    -----------
                 SPAIN - 4.12% (1.88%(1))
                 Bonos y Oblig del Estado
EUR       4,000  6.00%, 01/31/08 .................................        4,496
EUR   1,010,000  5.15%, 07/30/09 .................................    1,065,421
EUR     138,002  6.00%, 01/31/29 .................................      151,837
                                                                    -----------
                                                                      1,221,754
                                                                    -----------
                 SWEDEN - 4.32% (1.97%(1))
                 Swedish Government Bond
SEK     300,000  5.50%, 04/12/02, Series 1039 ....................       36,554
SEK   7,300,000  6.50%, 05/05/08, Series 1040 ....................      950,625
SEK   1,900,000  9.00%, 04/20/09, Series 1034 ....................      291,530
                                                                    -----------
                                                                      1,278,709
                                                                    -----------
                 UNITED KINGDOM - 10.34% (4.72%(1))
                 United Kingdom Treasury Bond
GBP     600,000  7.00%, 06/07/02 .................................      985,472
GBP   1,210,000  8.00%, 06/10/03 .................................    2,076,437
                                                                    -----------
                                                                      3,061,909
                                                                    -----------
                 TOTAL FOREIGN BONDS .............................   18,416,949
                                                                    -----------
                 (Cost $18,693,273)

ASSET-BACKED AND MORTGAGE-BACKED
  SECURITIES - 20.40% (9.31%(1))

                 GERMANY - 0.54% (0.25%(1))
USD     160,000  Daimler-Benz Vehicle Trust, ABS
                 Series 1998-A, Class A2
                 5.23%, 12/20/01 .................................      160,038
                                                                    -----------
                 JAPAN - 0.71% (0.33%(1))
USD      95,937  Nissan Auto Receivables Grantor Trust, ABS
                 Series 1998-A, Class A
                 5.45%, 04/15/04 .................................       95,759
USD   9,000,000  SHL (D)
                 Series 1999-1, Class A1
                 0.54%, 12/25/24 .................................       74,434
USD   5,000,000  SHL (D)
                 Series 1999-1, Class A2
                 0.79%, 12/25/24 .................................       41,352
                                                                    -----------
                                                                        211,545
                                                                    -----------
                 UNITED STATES - 19.15% (8.73%(1))
USD     700,000  ARG Funding Corp., ABS (C) (F)
                 Series 1999-1A, Class A1
                 5.28%, 05/20/03 .................................      699,781
USD      35,798  Banc One Auto Grantor Trust, ABS
                 Series 1997-A, Class A
                 6.27%, 11/20/03 .................................       36,054
USD      22,935  Chase Manhattan Grantor Trust, ABS
                 Series 1996-B, Class A
                 6.61%, 09/15/02 .................................       23,123
USD     180,000  Chase Mortgage Finance Corp., CMO
                 Series 1998-S4, Class A3
                 6.55%, 08/25/28 .................................      180,061
                 Citicorp Mortgage Securities, Inc., CMO
USD     210,000  Series 1998-6, Class A1
                 6.50%, 07/25/28 .................................      209,624
USD      10,000  Series 1999-1, Class A2
                 6.50%, 03/25/29 .................................        9,302
USD      50,292  Comed Transitional Funding Trust, ABS
                 Series 1998-1, Class A1
                 5.38%, 03/25/02 .................................       50,339
USD     461,527  Contimortgage Home Equity Loan Trust, CMO
                 Series 1999-1, Class A1
                 6.01%, 12/25/13 .................................      461,089
USD     106,583  Emergent Home Equity Loan Trust, ABS
                 Series 1997-2, Class A2
                 6.75%, 05/15/12 .................................      106,797
USD     453,763  EQCC Home Equity Loan Trust, CMO
                 Series 1999-1, Class A1F
                 5.77%, 05/20/10 .................................      453,023
USD      20,508  Fannie Mae, CMO
                 Series 1994-100, Class A
                 5.50%, 02/25/05 .................................       20,453
USD      86,820  Fannie Mae, Whole Loan, CMO
                 Series 1998-W2, Class A1
                 6.50%, 06/25/09 .................................       86,601
USD   1,000,000  First Security Auto Owner Trust, ABS
                 Series 1999-1, Class A2
                 5.31%, 04/15/02 .................................    1,000,640
USD     278,430  Freddie Mac, CMO
                 Series 2114, Class PS
                 6.00%, 08/15/28 .................................      255,790
USD      39,473  Illinois Power Special Purpose Trust, ABS
                 Series 1998-1, Class A1
                 5.39%, 06/25/02 .................................       39,407
USD      20,000  The Money Store Home Equity Trust, CMO
                 Series 1997-D, Class AV2
                 6.49%, 10/15/26 .................................       19,957
USD     207,880  Premier Auto Trust, ABS
                 Series 1997-1, Class A3
                 6.25%, 08/06/01 .................................      208,715
USD      80,000  PSB Lending Home Loan Owner Trust, CMO
                 Series 1997-3, Class A3
                 6.83%, 05/20/18 .................................       80,442
                 SLMA, Student Loan Trust, ABS (F)
USD     381,574  Series 1997-4, Class A1
                 5.26%, 07/25/06 .................................      381,726
USD   1,190,021  Series 1998-2, Class A1
                 5.19%, 04/25/07 .................................    1,189,009
USD     159,757  Structured Asset Mortgage Investments, Inc., ABS
                 Series 1999-1, Class 1A
                 6.58%, 06/25/29 .................................      160,057
                                                                    -----------
                                                                      5,671,990
                                                                    -----------
                 TOTAL ASSET-BACKED AND
                 MORTGAGE-BACKED SECURITIES ......................    6,043,573
                 (Cost $6,067,260)                                  -----------

FOREIGN CORPORATE BONDS - 16.59% (7.57%(1))

                 BERMUDA - 0.06% (0.03%(1))
USD      19,000  Flag, Ltd.
                 8.25%, 01/30/08 .................................       17,955
                                                                    -----------
                 CANADA - 0.46% (0.21%(1))
CAD     170,000  Beneficial Canada, Inc., Series DMTN
                 6.35%, 04/01/02 .................................      116,352
USD      19,000  Rogers Cantel, Inc.
                 8.30%, 10/01/07 .................................       18,858
                                                                    -----------
                                                                        135,210
                                                                    -----------
                 DENMARK - 7.16% (3.26%(1))
DKK   3,400,000  Danske Credit, Series ANN
                 5.00%, 10/01/29 .................................      419,869
DKK   6,830,000  Nykredit, Series ANN
                 5.00%, 10/01/29 .................................      843,222
DKK   3,910,000  Realkredit Danmark, Series ANN
                 5.00%, 10/01/29 .................................      484,348
DKK   3,019,000  Unikredit Realkredit, Series ANN
                 5.00%, 10/01/29 .................................      372,721
                                                                    -----------
                                                                      2,120,160
                                                                    -----------
                 GERMANY - 2.50% (1.14%(1))
EUR     100,000  Depfa Pfandbriefbank, Series G5
                 3.75%, 01/15/09 .................................       94,854
EUR     627,000  Hypothekenbk in Essen, Series 497 (F)
                 2.66%, 01/07/00 .................................      646,223
                                                                    -----------
                                                                        741,077
                                                                    -----------
                 GREECE - 4.21% (1.92%(1))
USD   1,250,000  CSFP Credit Linked-Greece
                 5.28%, 11/19/04 .................................    1,248,438
                                                                    -----------
                 CAYMAN ISLANDS - 0.29% (0.13%(1))
JPY  10,000,000  Banco Nacional Com Ext, EMTN
                 5.30%, 09/21/00 .................................       85,366
                                                                    -----------
                 NETHERLANDS - 0.86% (0.39%(1))
EUR     250,000  KPNQWEST BV (C) (D)
                 7.13%, 06/01/09 .................................      255,684
                                                                    -----------
                 SOUTH KOREA - 1.00% (0.45%(1))
USD     300,000  Export-Import Bank of Korea
                 7.13%, 09/20/01 .................................      295,260
                                                                    -----------
                 UNITED KINGDOM - 0.05% (0.02%(1))
GBP      15,000  Orange, Plc
                 8.00%, 08/01/08 .................................       14,438
                                                                    -----------
                 TOTAL CORPORATE BONDS ...........................    4,913,588
                 (Cost $5,164,990)                                  -----------

DISCOUNT COMMERCIAL PAPER (E) - 5.65% (2.58%(1))

                 UNITED STATES - 5.65% (2.58%(1))
USD     400,000  Ameritech Corp.
                 4.92%, 07/07/99 .................................      399,672
USD     200,000  MCI Worldcom, Inc.
                 5.36%, 01/27/00 .................................      193,747
USD     600,000  Procter & Gamble Co., Series J
                 4.85%, 07/12/99 .................................      599,111
USD     200,000  Texas Utilities Co.
                 6.16%, 01/21/00 .................................      194,061
USD     300,000  U.S. West Capital Finance Corp.
                 5.96%, 03/24/00 .................................      286,746
                                                                    -----------
                 TOTAL COMMERCIAL PAPER ..........................    1,673,337
                 (Cost $1,673,337)                                  -----------

DOMESTIC CORPORATE BONDS AND NOTES - 13.80% (6.30%(1))

USD      15,000  AES Corp.
                 10.25%, 07/15/06 ................................       15,412
USD     300,000  Associates Corp. NA (F)
                 5.15%, 08/27/01 .................................      299,770
USD     400,000  Bear Stearns Co., Inc., MTN (F)
                 5.24%, 05/07/02 .................................      399,464
USD      16,000  Beckman Instruments, Inc.
                 7.10%, 03/04/03 .................................       15,712
USD      15,000  Buckeye Technologies, Inc.
                 8.00%, 10/15/10 .................................       14,287
USD       9,000  Building Materials Corp., Series B
                 7.75%, 07/15/05 .................................        8,460
USD       9,000  Building Materials Corp., Series B
                 8.00%, 10/15/07 .................................        8,438
USD      19,000  CMS Energy Corp.
                 8.13%, 05/15/02 .................................       19,191
USD      19,000  CSC Holdings, Inc.
                 9.88%, 04/01/23 .................................       20,377
USD      19,000  Calpine Corp.
                 7.88%, 04/01/08 .................................       18,050
USD      19,000  Century Communications
                 0.00%, 03/15/03 .................................       13,371
USD      19,000  Echostar DBS Corp. (C) (D)
                 9.25%, 02/01/06 .................................       19,309
USD      12,000  Garden State Newspapers, Series B
                 8.75%, 10/01/09 .................................       11,820
USD     900,000  General Motors Acceptance Corp. (F)
                 5.55%, 04/05/04 .................................      898,113
USD      15,000  Hollinger International Publishing
                 8.63%, 03/15/05 .................................       15,263
USD      19,000  Jones Intercable, Inc.
                 8.88%, 04/01/07 .................................       20,314
USD      19,000  K Mart Corp., Series 95K4
                 9.35%, 01/02/20 .................................       20,047
USD     600,000  Lehman Brothers (D) (F)
                 5.81%, 11/30/06 .................................      510,000
USD      19,000  Mcleodusa, Inc. (C) (D)
                 8.18%, 02/15/09 .................................       17,670
USD     370,000  Merrill Lynch & Co., Series B, MTN (F)
                 5.08%, 11/01/01 .................................      369,732
USD      10,000  MGM Grand, Inc.
                 6.95%, 02/01/05 .................................        9,361
USD      12,000  Navistar International
                 8.00%, 02/01/08 .................................       11,820
USD     100,000  Occidental Petroleum, Series B, MTN
                 8.50%, 09/15/04 .................................       99,889
USD      12,000  Polymer Group, Inc., Series B
                 9.00%, 07/01/07 .................................       11,700
USD     794,526  Salomon Smith Barney Holdings (B)
                 3.65%, 02/14/02 .................................      761,021
USD      12,000  Silgan Holdings, Inc.
                 9.00%, 06/01/09 .................................       11,700
USD      30,000  Sprint Capital Corp.
                 5.88%, 05/01/04 .................................       28,944
USD     400,000  Texas Utilities (C) (D) (F)
                 5.73%, 06/25/01 .................................      400,000
USD      12,000  TV Guide, Inc. (C) (D)
                 8.13%, 03/01/09 .................................       11,415
USD      19,000  Unisys Corp.
                 12.00%, 04/15/03 ................................       20,805
USD       7,000  World Color Press, Inc.
                 8.38%, 11/15/08 .................................        7,000
                                                                    -----------
                 TOTAL DOMESTIC CORPORATE BONDS AND NOTES ........    4,088,455
                 (Cost $4,129,404)                                  -----------

SUPRANATIONAL AGENCIES - 10.19% (4.64%(1))

AUD   1,000,000  Asian Development Bank
                 5.38%, 09/15/03 .................................      644,979
                                                                    -----------
                 European Investment Bank
GBP     200,000  7.00%, 12/08/03 .................................      325,401
GBP     320,000  6.00%, 11/26/04 .................................      502,206
                                                                    -----------
                                                                        827,607
                                                                    -----------
GBP      90,000  Inter-American Development Bank
                 7.13%, 11/26/04 .................................      147,963
                                                                    -----------
                 International Bank of Reconstruction
                 & Development
GBP     100,000  6.88%, 07/14/00, EMTN ...........................      159,847
NZD     300,000  7.00%, 09/18/00, EMTN ...........................      161,662
NZD     991,000  7.25%, 04/09/01 .................................      536,884
GBP     100,000  7.00%, 06/07/02 .................................      161,503
NZD     700,000  7.25%, 05/27/03, EMTN ...........................      379,825
                                                                    -----------
                                                                      1,399,721
                                                                    -----------
                 TOTAL SUPRANATIONAL AGENCIES ....................    3,020,270
                 (Cost $3,038,701)                                  -----------

CERTIFICATES OF DEPOSIT - 1.18% (0.53%(1))

                 JAPAN - 1.18%
                 Bank of Tokyo - Mitsubishi
USD     350,000  5.24%, 07/30/99 .................................  $   350,000
                                                                    -----------
                 TOTAL CERTIFICATES OF DEPOSIT ...................      350,000
                 (Cost $350,000)                                    -----------


   NUMBER OF                                 EXPIRATION   STRIKE       VALUE
   CONTRACTS                                    DATE       PRICE      (NOTE 2)
---------------                              ----------   ------    -----------
PUT OPTIONS PURCHASED - 0.04% (0.02%(1))

                 JAPAN - 0.04%
JPY          46  JPY 125 Put November .....    11/29/99     $125    $     5,759
JPY          46  JPY 125 Put November .....    11/29/99     $125          5,759
                                                                    -----------
                                                                         11,518
                                                                    -----------
                 TOTAL PUT OPTIONS ........                              11,518
                 (Cost $13,961)                                     -----------
TOTAL INVESTMENTS - 168.64% (76.93%(1))...........................   49,958,994
(Cost $50,553,718)                                                  -----------

NET OTHER ASSETS AND LIABILITIES - (68.64%) ......................  (20,334,348)
                                                                    -----------
NET ASSETS - 100.00% .............................................  $29,624,646
                                                                    ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 1999

--------------------------------------------------------------------------------
                                                            The Global Bond Fund
                                            Portfolio of Investments (Unaudited)

(1) Amount represents a percentage of Total Assets, which can be found in the Statement of Assets and Liabilities.
(A)  Inflation Index Treasury Notes
(B)  Index linked
(C) Security exempt from registration under 144A of the Securities Act of 1933, as amended. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 1999 these securities amounted to $1,772,484 or 5.98% of net assets.
(D)  Private Placement
(E)  Effective yield at time of purchase
(F)  Variable rate security. Rate shown reflects rate currently in effect.
ABS  Asset-backed security
ANN  Annuitetslaan
ARM  Adjustable Rate Mortgage
ARS  Argentinian Austral
AUD  Australian Dollar
CAD  Canadian Dollar
CMO  Collateralized Mortgage Obligation
DEM  German Deutschemark
DKK  Danish Kroner
EMTN Euro Medium-term Note
EUR  Euro
FNMA Federal National Mortgage Association
GBP  British Pound
JPY  Japanese Yen
MTN  Medium-term Note
NOR  Norwegian Kroner
NZD  New Zealand Dollar
OAT  Obligations Assimilables du Tresor
QA   Qatar
SEK  Swedish Kroner
SGD  Singapore Dollar
SLMA Student Loan Marketing Association
USD  United States Dollar

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 1999

--------------------------------------------------------------------------------

The Global Bond Fund
Portfolio of Investments (Unaudited)

LONG FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING:

                                           CONTRACTS TO RECEIVE                           UNREALIZED
                       -------------------------------------------------------------    APPRECIATION/
     EXPIRATION                                      VALUE IN         IN EXCHANGE       (DEPRECIATION)
        DATE                LOCAL CURRENCY            U.S. $          FOR U.S. $         OF CONTRACTS
      --------         -------------------------      ------            -------           --------
      07/19/99         AUD               960,000       634,731          623,602            $11,129
      08/24/99         AUD               167,000       110,463          110,091                372
      07/21/99         CAD                28,000        19,008           19,191               (183)
      07/22/99         CHF               205,760       132,609          132,925               (316)
      07/23/99         CHF               703,294       453,320          457,195             (3,875)
      08/03/99         DKK               260,000        36,105           36,917               (812)
      07/09/99         EUR               596,000       614,434          634,814            (20,380)
      07/13/99         EUR               201,000       207,283          214,467             (7,184)
      07/15/99         EUR               321,000       331,087          334,486             (3,399)
      08/31/99         EUR               181,000       187,383          190,376             (2,993)
      07/13/99         GBP               303,000       477,639          490,151            (12,512)
      07/15/99         GBP               597,000       941,103          958,103            (17,000)
      07/14/99         JPY            17,802,000       147,464          146,976                488
      07/19/99         JPY            68,790,000       570,274          564,507              5,767
      08/05/99         JPY             4,315,000        35,867           36,081               (214)
      08/12/99         JPY             2,807,000        23,357           23,648               (291)
      07/02/99         NZD             1,741,000       921,773          923,775             (2,002)
      08/05/99         NZD               176,000        93,248           94,034               (786)
      07/23/99         SEK             6,282,000       741,104          742,165             (1,061)
                                                                                          --------
                                                                                          $(55,252)
                                                                                          --------

--------------------------------------------------------------------------------
June 30, 1999                                  See Notes to Financial Statements

--------------------------------------------------------------------------------
                                                            The Global Bond Fund
                                            Portfolio of Investments (Unaudited)

SHORT FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING:

                                           CONTRACTS TO RECEIVE                           UNREALIZED
                       -------------------------------------------------------------    APPRECIATION/
     EXPIRATION                                      VALUE IN         IN EXCHANGE       (DEPRECIATION)
        DATE                LOCAL CURRENCY            U.S. $          FOR U.S. $         OF CONTRACTS
      --------         -------------------------      ------            -------            -------
      07/12/99         AUD             (504,000)      (333,207)         (320,686)         $  (12,521)
      07/19/99         AUD             (870,000)      (575,225)         (565,635)            (9,590)
      08/03/99         AUD             (169,000)      (111,758)         (112,253)               495
      08/17/99         AUD             (504,000)      (333,346)         (329,220)            (4,126)
      07/14/99         CAD             (174,000)      (118,108)         (119,178)             1,070
      07/21/99         CAD              (14,000)        (9,504)           (9,553)                49
      07/22/99         CHF             (910,000)      (586,482)         (601,852)            15,370
      07/06/99         DKK             (368,000)       (51,005)          (53,116)             2,111
      07/13/99         DKK             (506,000)       (70,166)          (72,741)             2,575
      07/20/99         DKK           (1,081,500)      (150,041)         (154,505)             4,464
      07/27/99         DKK             (989,500)      (137,344)         (141,432)             4,088
      08/03/99         DKK           (1,415,500)      (196,565)         (204,481)             7,916
      08/10/99         DKK           (1,415,500)      (196,655)         (204,555)             7,900
      08/24/99         DKK           (1,362,000)      (189,395)         (198,768)             9,373
      08/31/99         DKK             (920,000)      (127,990)         (134,336)             6,346
      09/07/99         DKK           (1,358,000)      (189,010)         (195,264)             6,254
      09/14/99         DKK           (1,211,000)      (168,627)         (174,821)             6,194
      09/21/99         DKK           (1,365,000)      (190,157)         (195,538)             5,381
      09/28/99         DKK             (192,000)       (26,760)          (27,216)               456
      10/05/99         DKK           (3,751,000)      (523,051)         (523,590)               539
      10/12/99         DKK           (1,128,000)      (157,371)         (158,739)             1,368
      10/19/99         DKK           (1,505,000)      (210,074)         (212,841)             2,767
      07/09/99         EUR             (549,500)      (566,495)         (585,393)            18,898
      07/13/99         EUR             (715,500)      (737,866)         (760,099)            22,233
      07/15/99         EUR           (1,084,000)    (1,118,065)       (1,129,486)            11,421
      07/22/99         EUR             (215,000)      (221,881)         (222,110)               229
      08/31/99         EUR              (68,000)       (70,398)          (70,744)               346
      07/13/99         GBP             (106,000)      (167,095)         (170,782)             3,687
      07/15/99         GBP              (20,000)       (31,528)          (32,200)               672
      07/22/99         GBP             (790,000)    (1,245,405)       (1,277,422)            32,017
      08/31/99         GBP             (672,000)    (1,059,776)       (1,079,770)            19,994
      07/14/99         JPY         (120,885,000)    (1,001,357)       (1,000,214)            (1,143)
      07/02/99         NZD           (1,741,000)     (921,773)          (980,354)            58,581
      07/22/99         NZD           (2,293,000)    (1,214,529)       (1,212,147)            (2,382)
      07/29/99         NZD             (369,000)      (195,476)         (194,231)            (1,245)
      08/05/99         NZD           (1,741,000)      (922,413)         (924,262)             1,849
      07/23/99         SEK           (3,432,000)      (404,882)         (409,980)             5,098
      07/30/99         SEK           (2,589,000)      (305,571)         (305,538)              (33)
      07/14/99         SGD             (727,000)      (427,706)         (424,898)            (2,808)
                                                                                          ---------
                                                                                          $ 225,893
                                                                                          ---------
Net Unrealized Appreciation of Forward Foreign Currency Contracts ..................      $ 170,641
                                                                                          =========

AUD       Australian Dollar            GBP       British Pound
CAD       Canadian Dollar              JPY       Japanese Yen
CHF       Swiss Franc                  NZD       New Zealand Dollar
DKK       Danish Kroner                SEK       Swedish Kroner
EUR       Euro                         SGD       Singapore Dollar

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 1999

--------------------------------------------------------------------------------

The Real Estate Investment Fund
Portfolio of Investments (Unaudited)

                                                                       VALUE
SHARES                                                                (NOTE 2)
--------                                                            -----------

COMMON STOCKS - 84.50%
            APARTMENTS - 12.78%
   3,800    Apartment Investment & Management Co. ................  $  162,450
   4,400    Avalonbay Communities, Inc. ..........................     162,800
   3,000    Equity Residential Properties Trust ..................     135,188
   5,900    Home Properties of New York, Inc. ....................     162,987
                                                                    ----------
                                                                       623,425
                                                                    ----------
            DIVERSIFIED - 16.18%
   7,700    Capital Automotive ...................................     102,025
   6,500    Duke-Weeks Realty Corp. ..............................     146,656
   5,000    Entertainment Properties Trust .......................      88,125
   4,000    Golf Trust of America, Inc. ..........................      97,750
   4,300    Liberty Property Trust ...............................     106,963
   4,600    Pacific Gulf Properties, Inc. ........................     104,075
   3,700    Spieker Properties, Inc. .............................     143,837
                                                                    ----------
                                                                       789,431
                                                                    ----------
            HEALTH CARE - 3.10%
   7,200    Healthcare Realty Trust, Inc. ........................     151,200
                                                                    ----------
            HOTELS/RESTAURANTS - 2.56%
   4,600    Hospitality Properties Trust .........................     124,775
                                                                    ----------
            INDUSTRIAL - 7.33%
   2,800    CenterPoint Properties Corp. .........................     102,550
   3,700    First Industrial Realty Trust, Inc. ..................     101,519
   6,300    PS Business Parks, Inc. ..............................     153,563
                                                                    ----------
                                                                       357,632
                                                                    ----------
            MANUFACTURED HOMES - 2.08%
   3,400    Chateau Communities, Inc. ............................     101,787
                                                                    ----------
            OFFICE PROPERTIES - 15.03%
   5,300    Alexandria Real Estate Equities, Inc. ................     165,625
   4,500    Boston Properties, Inc. ..............................     161,438
   4,000    CarrAmerica Realty Corp. .............................     100,000
   7,000    Equity Office Properties Trust .......................     179,375
   7,800    Great Lakes REIT, Inc. ...............................     126,750
                                                                    ----------
                                                                       733,188
                                                                    ----------
            OUTLET CENTERS - 2.21%
   2,900    Chelsea GCA Realty, Inc. .............................     107,662
                                                                    ----------
            REGIONAL MALLS - 6.03%
   4,000    General Growth Properties, Inc. ......................     142,000
   6,000    Simon Property Group, Inc. ...........................     152,250
                                                                    ----------
                                                                       294,250
                                                                    ----------
            SHOPPING CENTERS - 13.56%
   5,000    JDN Realty Corp. .....................................     111,875
   3,800    Kimco Realty Corp. ...................................     148,674
   6,300    New Plan Excel Realty Trust ..........................     113,400
   4,000    Vornado Realty Trust .................................     141,250
   3,500    Weingarten Realty Investors ..........................     146,125
                                                                    ----------
                                                                       661,324
                                                                    ----------
            STORAGE - 3.64%
   4,400    Public Storage, Inc. .................................     123,200
   2,000    Shurgard Storage Centers, Inc. .......................      54,250
                                                                    ----------
                                                                       177,450
                                                                    ----------
            TOTAL COMMON STOCKS ..................................   4,122,124
                                                                    ----------
            (Cost $4,248,124)

TOTAL INVESTMENTS - 84.50% .......................................   4,122,124
(Cost $4,248,124)                                                   ----------

NET OTHER ASSETS AND LIABILITIES - 15.50% ........................     755,953
                                                                    ----------
NET ASSETS - 100.00% .............................................  $4,878,077
                                                                    ==========

--------------------------
REIT Real Estate Investment Trust

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 1999

--------------------------------------------------------------------------------

The Global Asset Allocation Fund
Portfolio of Investments (Unaudited)

                                                                       VALUE
SHARES                                                                (NOTE 2)
--------                                                            -----------

INVESTMENT COMPANIES - 99.48%
2,801,059    Forward Funds - The U.S. Equity Fund ................ $ 37,562,200
2,969,333    Forward Funds - The Global Bond Fund ................   29,099,467
1,826,947    Forward Funds - The International Equity Fund .......   23,202,219
  914,167    Forward Funds - The Small Capitalization Equity Fund    11,481,941
  500,000    Forward Funds - The Real Estate Investment Fund .....    4,880,000

             TOTAL INVESTMENT COMPANIES...........................  106,225,827
                                                                   ------------
             (Cost $100,842,661)

TOTAL INVESTMENTS - 99.48% .......................................  106,225,827
(Cost $100,842,661)                                                ------------

NET OTHER ASSETS AND LIABILITIES - 0.52% .........................      556,139
                                                                   ------------
NET ASSETS - 100.00% ............................................. $106,781,966
                                                                   ============

--------------------------------------------------------------------------------
June 30, 1999                                  See Notes to Financial Statements

                    [THIS PAGE INTENTIONALLY LEFT BLANK.]


--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 1999

--------------------------------------------------------------------------------

Statement of Assets and Liabilities (Unaudited)

                                                               SMALL
                                                           CAPITALIZATION
                                                            EQUITY FUND
                                                          ----------------
ASSETS:
  Investments
    Investments at cost (Note 2) .......................     $  41,560,210
    Net unrealized appreciation/(depreciation) on
      investments ......................................         8,296,440
                                                             -------------
      Total investments at value .......................        49,856,650
    Cash ...............................................         3,074,785
    Receivable for investments sold ....................              --
    Receivable for shares sold .........................           101,777
    Interest and dividend receivable ...................            21,925
    Prepaid expenses ...................................            21,751
    Net unrealized appreciation on forward foreign
      currency contracts ...............................              --
    Other assets .......................................             6,018
                                                             -------------
      Total Assets .....................................        53,082,906
                                                             -------------
LIABILITIES:
  Payable for investments purchased ....................           591,963
  Payable for shares redeemed ..........................              --
  Payable for dividends ................................              --
  Payable for option contracts written (Proceeds
    $14,132) ...........................................              --
  Payable to custodian .................................              --
  Advisory fee payable .................................            43,374
  Payable to Administrator .............................             8,262
  Accrued expenses and other payables ..................            47,074
                                                             -------------
      Total Liabilities ................................           690,673
                                                             -------------
NET ASSETS .............................................     $  52,392,233
                                                             =============

--------------------------------------------------------------------------------
June 30, 1999                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                                        GLOBAL ASSET
  INTERNATIONAL    U.S. EQUITY             GLOBAL              REAL ESTATE               ALLOCATION
   EQUITY FUND        FUND                BOND FUND                FUND                      FUND
  -------------   -------------         -------------          ------------              -------------
  $  24,739,173   $  30,937,719         $  50,553,718          $  4,248,124              $ 100,842,661
     (1,811,934)      6,466,472              (594,724)             (126,000)                 5,383,166
  -------------   -------------         -------------          ------------              -------------
     22,927,239      37,404,191            49,958,994             4,122,124                106,225,827
         24,819         286,657             1,047,837               748,828                    --
         66,172         246,692            13,169,416                  --                      --
           --              --                    --                    --                      --
        289,192          41,466               570,935                36,849                    541,957
         15,926          18,777                17,603                  --                       26,245
           --              --                 170,641                  --                      --
          9,139            --                   2,110                27,145                     25,772
  -------------   -------------         -------------          ------------              -------------
     23,332,487      37,997,783            64,937,536             4,934,946                106,819,801
  -------------   -------------         -------------          ------------              -------------
         32,409         247,051            34,648,390                  --                      --
           --              --                 513,742                  --                      --
           --              --                    --                  37,170                    --
           --              --                  28,600                  --                      --
           --              --                    --                    --                        9,365
         17,895          18,675                14,911                 4,060                      4,313
          3,767           5,976                 4,970                   609                     11,910
         43,493          54,047               102,277                15,030                     12,247
  -------------   -------------         -------------          ------------              -------------
         97,564         325,749            35,312,890                56,869                     37,835
  -------------   -------------         -------------          ------------              -------------
  $  23,234,923   $  37,672,034         $  29,624,646          $  4,878,077              $ 106,781,966
  =============   =============         =============          ============              =============


--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 1999

--------------------------------------------------------------------------------

                                                               SMALL
                                                           CAPITALIZATION
                                                            EQUITY FUND
                                                          ----------------
NET ASSETS CONSIST OF:
  Paid-in capital ......................................     $  45,515,991
  Undistributed/(distributions in excess of) net
    investment income ..................................           (34,476)
  Accumulated net realized gain/(loss) on investments
    sold ...............................................        (1,385,722)
  Net unrealized appreciation/(depreciation) of
    investments and assets and liabilities denominated
    in foreign currency ................................         8,296,440
                                                             -------------
TOTAL NET ASSETS .......................................     $  52,392,233
                                                             =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING ..............         4,170,970
                                                             =============

NET ASSET VALUE,
  offering and redemption price per share
  (Net Assets / Shares Outstanding) ....................     $       12.56
                                                             =============

--------------------------------------------------------------------------------
June 30, 1999                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                                                 GLOBAL ASSET
 INTERNATIONAL           U.S. EQUITY                GLOBAL                 REAL ESTATE            ALLOCATION
  EQUITY FUND               FUND                  BOND FUND                   FUND                   FUND
---------------       ---------------          ---------------           ---------------        ---------------
  $  25,332,242         $  32,033,490            $  30,086,577              $  5,000,000         $  100,944,557
        436,227                   958                  (72,581)                    4,077                289,011
       (715,182)             (828,886)                 943,386                      --                  165,233
     (1,818,364)            6,466,472               (1,332,736)                 (126,000)             5,383,165
  -------------         -------------            -------------              ------------         --------------
  $  23,234,923         $  37,672,034            $  29,624,646              $  4,878,077         $  106,781,966
  =============         =============            =============              ============         ==============
      1,829,614             2,808,210                3,022,011                   500,000             10,096,877
  =============         =============            =============              ============         ==============
  $       12.70         $       13.41            $        9.80              $       9.76         $        10.58
  =============         =============            =============              ============         ==============

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 1999

--------------------------------------------------------------------------------

Statement of Operations (Unaudited)

                                                               SMALL
                                                           CAPITALIZATION
                                                            EQUITY FUND
                                                          ----------------
INVESTMENT INCOME:
  Interest .............................................      $    122,577
  Dividends ............................................           144,921
  Less net foreign taxes withheld ......................              --
                                                              ------------
    Total investment income ............................           267,498
                                                              ------------
EXPENSES:
  Investment advisory fee ..............................           220,246
  Administration fee ...................................            41,952
  Custodian fee ........................................            15,824
  Fund accounting fee ..................................            18,261
  Legal and audit fee ..................................            13,578
  Transfer agent fee ...................................            13,303
  Directors' fees and expenses .........................               978
  Registration/filing fees .............................             9,049
  Report to shareholder fees ...........................             2,510
  Service fee ..........................................            42,165
  Insurance expense ....................................             2,681
  Amortization of offering costs .......................             8,659
  Miscellaneous ........................................             1,011
                                                              ------------
    Total expenses before waiver .......................           390,217
  Less fees waived/reimbursed by investment advisor and/
    or business manager ................................          (86,068)
                                                              ------------
  Total expenses net of waiver .........................           304,149
                                                              ------------
  NET INVESTMENT INCOME ................................           (36,651)
                                                              ------------
  Net realized gain/(loss) on investments sold
    and option contracts written .......................         (763,331)
  Net realized gain/(loss) on forward foreign currency
    transactions and foreign currency ..................              --
  Net change in unrealized appreciation/(depreciation)
    of assets and liabilities denominated in foreign
    currencies (Note 7) ................................              --
  Net change in unrealized appreciation/(depreciation)
    of investments and option contracts written (Note 7)         5,669,693
                                                              ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY AND NET OTHER ASSETS ................         4,906,362
                                                              ------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...........................................      $  4,869,711
                                                              ============

----------------------
(1) The Fund commenced operations on May 10, 1999.

--------------------------------------------------------------------------------
June 30, 1999                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                                                    GLOBAL ASSET
   INTERNATIONAL          U.S. EQUITY                  GLOBAL                 REAL ESTATE            ALLOCATION
   EQUITY FUND                FUND                    BOND FUND                  FUND(1)                FUND
   ------------           ------------                ----------               ----------            ------------
   $     10,979           $      3,875                $  743,672               $    5,507            $       925
        677,551                252,548                      --                     48,201                541,957
        (66,836)                  --                     (17,728)                    --                   --
   ------------           ------------                ----------               ----------            -----------
        621,694                256,423                   725,944                   53,708                542,882
   ------------           ------------                ----------               ----------            -----------
        111,413                115,064                    91,067                    6,923                 25,387
         23,455                 36,821                    30,356                    1,038                 69,108
         27,181                 11,628                    49,926                      245                 10,055
         32,003                 20,570                    29,232                    5,100                    951
         14,247                 13,531                    14,895                    1,703                 36,647
          9,731                 12,769                    11,436                    3,662                 27,160
            551                  1,056                       944                      245                  3,169
          6,962                 20,177                     7,077                    1,734                 31,366
          1,535                  2,485                     1,979                      714                  6,480
         12,223                 11,961                    11,901                    3,927                 11,901
          2,152                  3,344                     2,881                     --                    9,215
          7,352                  7,352                     7,352                     --                   13,727
            583                    985                       776                      244                  8,705
   ------------           ------------                ----------               ----------            -----------
        249,388                257,743                   259,822                   25,535                253,871
        (61,745)                  --                     (47,332)                 (13,074)                   --
   ------------           ------------                ----------               ----------            -----------
        187,643                257,743                   212,490                   12,461                253,871
   ------------           ------------                ----------               ----------            -----------
        434,051                 (1,320)                  513,454                   41,247                289,011
   ------------           ------------                ----------               ----------            -----------
        (70,361)               159,701                (1,152,859)                    --                  165,233
        (25,752)                  --                   2,254,799                     --                   --
         (4,780)                  --                    (917,207)                    --                   --
      2,635,999              3,761,492                  (713,038)                (126,000)             7,117,412
   ------------           ------------                ----------               ----------            -----------
      2,535,106              3,921,193                  (528,305)                (126,000)             7,282,645
   ------------           ------------                ----------               ----------            -----------
   $  2,969,157           $  3,919,873                $  (14,851)              $  (84,753)           $ 7,571,656
   ============           ============                ==========               ==========            ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 1999

--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                         SMALL CAPITALIZATION
                                                                            EQUITY FUND(1)
                                                                ----------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED                   PERIOD ENDED
                                                                JUNE 30, 1999               DECEMBER 31,
                                                                 (UNAUDITED)                    1998
                                                                -------------              -------------
NET ASSETS AT BEGINNING OF PERIOD ........................      $  31,837,506                   $  --

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income/(loss) ...........................            (36,651)                     7,585
  Net realized gain/(loss) on investments sold ...........           (763,331)                  (622,391)
  Net realized gain/(loss) on forward foreign currency
    contracts and foreign currency .......................               --                        --
  Net change in unrealized appreciation/(depreciation) of
    investments and assets and liabilities in denominated
    foreign currency (Note 7) ............................          5,669,693                  2,626,747
                                                                -------------              -------------
  Net increase/(decrease) in net assets resulting from
    operations ...........................................          4,869,711                  2,011,940
                                                                -------------              -------------

DIVIDENDS TO SHAREHOLDERS:
  From net investment income .............................               --                       (7,584)
  In excess of net investment income .....................               --                      (15,269)
  In excess of net realized gain on investments, forward
    foreign currency contracts and foreign currency ......               --                        --
  Tax return of capital ..................................               --                        --

SHARE TRANSACTIONS:
  Net proceeds from sales of shares ......................         20,205,560                 30,557,799
  Issued in exchange for certain net assets of The Global
    Asset Allocation Fund (Note 8) .......................               --                        --
  Issued to shareholders in reinvestment of distributions              22,758                      --
  Cost of shares repurchased .............................         (4,543,302)                  (709,380)
                                                                -------------              -------------
  Net increase/(decrease) from share transactions ........         15,685,016                 29,848,419
                                                                -------------              -------------
  Net increase/(decrease) in net assets ..................         20,554,727                 31,837,506
                                                                -------------              -------------
NET ASSETS AT END OF PERIOD ..............................      $  52,392,233              $  31,837,506
                                                                =============              =============
Undistributed/(distributions in excess of) net investment
  income .................................................      $     (34,476)             $       2,175
                                                                =============              =============
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Sold ...................................................          1,785,035                  2,856,891
  Issued in exchange for certain net assets of The Global
    Asset Allocation Fund (Note 8) .......................               --                        --
  Issued to shareholders in reinvestment of distributions               1,996                      --
  Repurchased ............................................           (408,420)                   (64,532)
                                                                -------------              -------------
  Net increase/(decrease) in shares outstanding ..........          1,378,611                  2,792,359
                                                                =============              =============
----------------------
(1) The Fund commenced operations on October 1, 1998.
(2) The Fund commenced operations on April 1, 1998.
(3) The Fund commenced operations on May 10, 1999.
(A) Amount represents initial seed money. Initial seed shares issued were 10,000.

--------------------------------------------------------------------------------
June 30, 1999                                  See Notes to Financial Statements

----------------------------------------------------------------------------
             INTERNATIONAL                              U.S.
             EQUITY FUND(1)                          EQUITY FUND(1)
  ----------------------------------        --------------------------------
     SIX MONTHS                              SIX MONTHS
        ENDED           PERIOD ENDED            ENDED          PERIOD ENDED
    JUNE 30, 1999       DECEMBER 31,        JUNE 30, 1999      DECEMBER 31,
     (UNAUDITED)            1998             (UNAUDITED)           1998
  -------------        -------------        -------------       ------------
  $  23,169,618        $       --           $  36,406,766       $      --
        434,051               48,557               (1,320)            21,146
        (70,361)            (558,084)             159,701           (988,587)
        (25,752)               1,072                --                 --
      2,631,219            3,210,719            3,761,492          7,526,957
  -------------        -------------        -------------       ------------
      2,969,157            2,702,264            3,919,873          6,559,516
  -------------        -------------        -------------       ------------
          --                 (48,557)               --               (21,146)
          --                 (18,968)               --               (18,322)
           --                  --                   --                 --
           --                  --                   --                 --
         40,530               12,276               21,091             71,683
           --             20,522,689                --            36,820,117
         67,525                --                  39,468              --
     (3,011,907)                 (86)          (2,715,164)        (7,005,082)
  -------------        -------------        -------------       ------------
     (2,903,852)          20,534,879           (2,654,605)        29,886,718
  -------------        -------------        -------------       ------------
         65,305           23,169,618            1,265,268         36,406,766
  -------------        -------------        -------------       ------------
  $  23,234,923        $  23,169,618        $  37,672,034       $ 36,406,766
  =============        =============        =============       ============
  $     436,227        $       2,176        $         958       $      2,278
  =============        =============        =============       ============
          2,668                  184                1,853              6,288
           --              2,952,269                --             3,682,012
          5,981                 --                  3,267              --
       (231,479)                  (8)            (209,745)           (65,465)
  -------------        -------------        -------------       ------------
       (222,830)           2,052,445             (204,625)         3,012,835
  =============        =============        =============       ============

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 1999

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)

                                                                          GLOBAL BOND FUND(1)
                                                                ----------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED                   PERIOD ENDED
                                                                JUNE 30, 1999                DECEMBER 31,
                                                                 (UNAUDITED)                     1998
                                                                -------------               -------------
NET ASSETS AT BEGINNING OF PERIOD ........................      $  29,744,226              $       --
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income ..................................            513,454                    337,679
  Net realized gain/(loss) on investments sold and option
    contracts written ....................................         (1,152,859)                   940,421
  Net realized gain/(loss) on forward foreign currency
    contracts and foreign currency .......................          2,254,799                 (1,607,126)
  Net change in unrealized appreciation/(depreciation) of
    investments, option contracts written and assets and
    liabilities in denominated foreign currency (Note 7) .         (1,630,245)                   161,835
                                                                -------------              -------------
  Net increase/(decrease) in net assets resulting from
    operations ...........................................            (14,851)                  (167,191)
                                                                -------------              -------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income .............................           (513,742)                     --
  In excess of net investment income .....................               --                        --
  In excess of net realized gain on investments, forward
    foreign currency contracts and foreign currency ......               --                        --
  Tax return of capital ..................................               --                        --
SHARE TRANSACTIONS:
  Net proceeds from sales of shares ......................            597,909                    159,528
  Issued in exchange for certain net assets of The Global
    Asset Allocation Fund (Note 8) .......................               --                   32,251,889
  Issued to shareholders in reinvestment of distributions                --                        --
  Cost of shares repurchased .............................           (188,896)                (2,500,000)
                                                                -------------              -------------
  Net increase/(decrease) from share transactions ........            409,013                 29,911,417
                                                                -------------              -------------
  Net increase/(decrease) in net assets ..................           (119,580)                29,744,226
                                                                -------------              -------------
NET ASSETS AT END OF PERIOD ..............................      $  29,624,646              $  29,744,226
                                                                =============              =============
Undistributed/(distributions in excess of) net investment
  income .................................................      $     (72,581)             $     (72,293)
                                                                =============              =============
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Sold ...................................................             59,467                     11,724
  Issued in exchange for certain net assets of The Global
    Asset Allocation Fund (Note 8) .......................               --                    3,225,189
  Issued to shareholders in reinvestment of distributions                --                        --
  Repurchased ............................................            (18,484)                  (255,885)
                                                                -------------              -------------
  Net increase/(decrease) in shares outstanding ..........             40,983                  2,981,028
                                                                =============              =============

--------------------------------------------------------------------------------
June 30, 1999                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

         REAL ESTATE FUND(3)            GLOBAL ASSET ALLOCATION FUND(2)
         -------------------          -----------------------------------
            SIX MONTHS                  SIX MONTHS
               ENDED                       ENDED          PERIOD ENDED
           JUNE 30, 1999               JUNE 30, 1999      DECEMBER 31,
            (UNAUDITED)                 (UNAUDITED)           1998
           ------------               --------------         -------------
           $       --                 $   98,387,850         $     100,000(A)
                 41,247                      289,011             1,252,669
                   --                        165,233                80,493
                   --                           --                (594,857)
               (126,000)                   7,117,412            (1,734,247)
           ------------               --------------         -------------
                (84,753)                   7,571,656              (895,942)
           ------------               --------------         -------------
                (37,170)                        --                (692,930)
                   --                           --                    --
                   --                           --                 (80,493)
                   --                           --                  (2,589)
              5,000,000                       50,775           100,257,316
                   --                           --                    --
                   --                        776,012                  --
                   --                         (4,327)             (197,512)
           ------------               --------------         -------------
              5,000,000                      822,460           100,059,804
           ------------               --------------         -------------
              4,878,077                    8,394,116            98,287,850
           ------------               --------------         -------------
           $  4,878,077               $  106,781,966         $  98,387,850
           ============               ==============         =============
           $      4,077               $      289,012         $    --
           ============               ==============         =============
                500,000                        4,992            10,026,011
                   --                           --                    --
                   --                         78,943                  --
                   --                           (417)              (22,652)
           ------------               --------------         -------------
                500,000                       83,518            10,003,359
           ============               ==============         =============


--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 1999

--------------------------------------------------------------------------------
Financial Highlights
For a Share outstanding throughout the periods presented.

                                                                     SMALL CAPITALIZATION EQUITY FUND(1)
                                                                --------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED                       PERIOD ENDED
                                                                JUNE 30, 1999                   DECEMBER 31,
                                                                 (UNAUDITED)                        1998
                                                                --------------                  ------------
Net Asset Value, Beginning of Period ....................         $    11.40                     $    10.00
Income from Investment Operations:
  Net investment income (A) .............................              (0.01)                          0.00+
  Net realized and unrealized gain/(loss) on investments                1.17                           1.41
                                                                  ----------                     ----------
    Total from Investment Operation .....................               1.16                           1.41
                                                                  ----------                     ----------
Less Dividends:
  From net investment income (A) ........................               --                             0.00+
  In excess of net investment income ....................               --                            (0.01)
  In excess of net realized capital gains ...............               --                             --
  Tax return of capital .................................               --                             --
                                                                  ----------                     ----------
    Total Dividends: ....................................               --                            (0.01)
                                                                  ----------                     ----------
Net increase/(decrease) in net asset value ..............               1.16                           1.40
                                                                  ----------                     ----------
Net Asset Value, End of Period ..........................         $    12.56                     $    11.40
                                                                  ==========                     ==========
Total Return (B) ........................................             10.27%                         13.99%
Ratios/Supplemental Data:
Net Assets, End of Period (000's) .......................         $  52,392                      $   31,838
Ratios to average net assets: (C)
  Net investment income including
    reimbursement/waiver ................................            (0.17%)*                         0.21%*
  Operating expenses including
    reimbursement/waiver ................................              1.45%*                         1.45%*
  Operating expenses excluding
    reimbursement/waiver ................................              1.86%*                         3.19%*
Portfolio turnover rate .................................                60%                            23%
----------------------
  *  Annualized.      + Amount represents less than $0.01 per share.
(1)  The Fund commenced operations on October 1, 1998.
(2)  The Fund commenced operations on April 1, 1998.
(3)  The Fund commenced operations on May 10, 1999.
(A)  Net investment income/(loss) per share before fees waived/reimbursed by investment advisor and/or business manager was $(0.02) for The Small Capitalization Equity Fund,
     less than $0.01 for The International Equity Fund, less than $0.01 for The U.S. Equity
     Fund, $0.10 for The Global Bond Fund, and $(0.11) for The Global Asset Allocation Fund,
     for the period ended December 31, 1998. (See note 4)
(B)  Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(C)  The annualized net investment income ratios excluding reimbursement/waiver would have been as follows: (0.58%) for The Small Capitalization Equity Fund, 3.17% for The
     International Equity Fund, (0.01%) for the U.S. Equity Fund, 3.07% for The Global Bond
     Fund, 4.07% for The Real Estate Fund and 0.57% for The Global Asset Allocation Fund,
     for the six months ended June 30, 1999 (See Note 4).

--------------------------------------------------------------------------------
June 30, 1999                                  See Notes to Financial Statements

--------------------------------------------------------------------------------


                        INTERNATIONAL
                         EQUITY FUND(1)                                         U.S. EQUITY FUND(1)
          ------------------------------------------                ------------------------------------------
            SIX MONTHS                                                SIX MONTHS
              ENDED                     PERIOD ENDED                     ENDED                    PERIOD ENDED
          JUNE 30, 1999                 DECEMBER 31,                 JUNE 30, 1999                DECEMBER 31,
           (UNAUDITED)                      1998                      (UNAUDITED)                     1998
          -------------                 ------------                 -------------                ------------
           $    11.29                    $   10.00                     $   12.08                    $   10.00
                 0.23                         0.02                          0.00                         0.01
                 1.18                         1.30                          1.33                         2.08
            ---------                    ---------                     ---------                    ---------
                 1.41                         1.32                          1.33                         2.09
            ---------                    ---------                     ---------                    ---------
                 --                          (0.02)                         --                          (0.01)
                 --                          (0.01)                         --                           0.00+
                 --                           --                            --                           --
                 --                           --                            --                           --
            ---------                    ---------                     ---------                    ---------
                 --                          (0.03)                         --                          (0.01)
            ---------                    ---------                     ---------                    ---------
                 1.41                         1.29                          1.33                         2.08
            ---------                    ---------                     ---------                    ---------
            $   12.70                    $   11.29                     $   13.41                    $   12.08
            =========                    =========                     =========                    =========
                12.49%                       13.23%                        11.01%                       20.93%
            $  23,235                    $  23,170                     $  37,672                    $  36,407
                 3.70%*                       0.87%*                       (0.01)%*                      0.24%*
                 1.60%*                       1.60%*                         N/A                         1.40%*
                 2.13%*                       2.46%*                        1.40%                        1.60%*
                   18%                           8%                           12%                          26%

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 1999

--------------------------------------------------------------------------------
Financial Highlights (continued)

                                                                             GLOBAL BOND FUND(1)
                                                                 --------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED                       PERIOD ENDED
                                                                 JUNE 30, 1999                   DECEMBER 31,
                                                                  (UNAUDITED)                        1998
                                                                 -------------                   ------------
Net Asset Value, Beginning of Period ....................          $    9.98                      $   10.00
Income from Investment Operations:
  Net investment income (A) .............................               0.17                           0.11
  Net realized and unrealized gain/(loss) on investments               (0.18)                         (0.13)
                                                                   ---------                      ---------
    Total from Investment Operation .....................              (0.01)                         (0.02)
                                                                   ---------                      ---------
Less Dividends:
  From net investment income (A) ........................              (0.17)                          --
  In excess of net investment income ....................               --                             --
  In excess of net realized capital gains ...............               --                             --
  Tax return of capital .................................               --                             --
                                                                   ---------                      ---------
    Total Dividends: ....................................              (0.17)                          --
                                                                   ---------                      ---------
Net increase/(decrease) in net asset value ..............              (0.18)                         (0.02)
                                                                   ---------                      ---------
Net Asset Value, End of Period ..........................          $    9.80                      $    9.98
                                                                   =========                      =========
Total Return (B) ........................................              (0.10)%                        (0.20)%
Ratios/Supplemental Data:
Net Assets, End of Period (000's) .......................          $  29,625                      $  29,744
Ratios to average net assets: (C)
  Net investment income including
    reimbursement/waiver ................................               3.38%*                         4.48%*
  Operating expenses including
    reimbursement/waiver ................................               1.40%*                         1.40%*
  Operating expenses excluding
    reimbursement/waiver ................................               1.71%*                         1.89%*
Portfolio turnover rate .................................                376%                           209%

--------------------------------------------------------------------------------
June 30, 1999                                  See Notes to Financial Statements

--------------------------------------------------------------------------------
         REAL ESTATE                            GLOBAL ASSET
           FUND(3)                           ALLOCATION FUND(2)
        -------------                --------------------------------------
          SIX MONTHS                  SIX MONTHS
            ENDED                        ENDED                 PERIOD ENDED
        JUNE 30, 1999                JUNE 30, 1999             DECEMBER 31,
         (UNAUDITED)                  (UNAUDITED)                  1998
        -------------                -------------             ------------
          $  10.00                    $     9.83                $   10.00
              0.16                          0.03                     0.13
             (0.25)                         0.72                    (0.22)
          --------                    ----------                ---------
             (0.09)                         0.75                    (0.09)
          --------                    ----------                ---------
             (0.15)                         --                      (0.07)
              --                            --                       --
              --                            --                      (0.01)
              --                            --                       0.00+
          --------                    ----------                ---------
             (0.15)                         --                      (0.08)
          --------                    ----------                ---------
             (0.24)                         0.75                    (0.17)
          --------                    ----------                ---------
          $   9.76                    $    10.58                $    9.83
          ========                    ==========                =========
             (1.66)%                        8.20%                   (1.55)%
          $  4,878                    $  106,782                $  98,388
              5.96%*                        0.57%*                   1.73%*
              1.80%*                         N/A                     1.02%*
              3.69%*                        0.50%*                   1.24%*
                 0%                            5%                     154%

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 1999

--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

1.  ORGANIZATION
Forward Funds, Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At June 30, 1999, the Company offered six managed investment portfolios. The accompanying financial statements and financial highlights are those of The Small Capitalization Equity Fund ("Small Cap"), The International Equity Fund ("International Equity"), The U.S. Equity Fund ("Equity"), The Global Bond Fund ("Global Bond"), The Real Estate Investment Fund ("Real Estate") and The Global Asset Allocation Fund ("Asset Allocation") (formerly The Global Fund) (collectively the "Funds").

The Small Cap, International Equity, Equity, and Asset Allocation Funds seek high total return (capital appreciation and income). Real Estate Fund seeks income only, while Global Bond Fund seeks total return. Small Cap Fund seeks its objective by investing primarily in equity securities of companies having small market capitalization that offer future growth. Equity Fund seeks its objective by investing primarily in equity securities of companies located in the United States. International Equity Fund seeks its objective by investing primarily in equity securities of companies located outside the United States. Global Bond Fund seeks its objective by investing primarily in debt securities of companies and governments located throughout the world. Real Estate Fund seeks its objective by investing in equity securities of real-estate focused companies. Asset Allocation Fund seeks its objective by investing primarily in a diversified portfolio of shares of the other funds.

2.  SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

PORTFOLIO VALUATION: Portfolio securities which are traded on a national securities exchange or on NASDAQ are valued at the last sale price on the securities exchange on which such securities are primarily traded, or in the event that no sale has occurred, at the average of the bid and ask price. Securities traded on over-the-counter markets are valued at the average of the last bid and ask price. Portfolio securities, which are primarily traded on foreign securities exchanges, other than the London Stock Exchange, are generally valued at the preceding business day's closing values of such securities on their respective exchanges. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are appraised at their fair value as determined in good faith by or under the direction of the Board of Directors. The Fund generally values its holdings through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Directors or which are valued by the Sub-Advisors using methodologies approved by the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

OPTIONS: Premiums received by the Fund upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The risk in writing a call option is that the Funds may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

INTEREST-RATE SWAP CONTRACTS: The Funds may use interest-rate swap contracts to help manage interest-rate risk. Interest-rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The most common type of interest-rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Interest-rate swaps do not involve the exchange of principal between the parties. The Funds will not enter into interest-rate swap contracts unless the unsecured commercial paper, unsecured senior debt or the claims-paying ability of the counterparty is rated either AA or A or better by Standard & Poor's Corporation, or Aa or P-1 or better by Moody's Investors Service, Inc. (or is otherwise acceptable to either agency) at the time of entering into such a transaction. If the counterparty to the swap transaction defaults, the Funds will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that interest-rate swap contract counterparties will be able to meet their obligations under the swap contracts or that, in the event of default, the Funds will succeed in pursuing contractual remedies. The Funds may thus assume the risk that payments owed the Funds under a swap contract will be delayed, or not received at all. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the interest-rate swaps, and may realized a loss. The Funds recognize gains and losses under interest-rate swap contracts as realized gains or losses on investments upon sale of the swap contracts.

As of June 30, 1999, the Global Bond Fund has two open interest-rate swap contracts. In each of the contracts, the Global Bond Fund has agreed to pay a fixed rate and receive a floating rate. The Global Bond Fund's interest-rate swap contracts have been entered into on a net basis, i.e., the two payment streams are netted out, with the Global Bond Fund receiving or paying, as the case may be, only the net amount of the two payments. The floating rate on the contracts resets quarterly and is the three-month London Inter-Bank Offered Rate ("LIBOR"). The Global Bond Fund's interest payable on the interest-rate swap contracts as of June 30, 1999 was $60,381. No collateral is required under these contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Funds may enter into forward foreign currency exchange contracts whereby a Fund agrees to buy or sell a specific currency at a specified price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency exchange contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency exchange contracts having the same settlement date and broker are offset and presented on a net basis in the "Statements of Assets and Liabilities" herein. Gains or losses on the purchase or sale of forward foreign currency exchange contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains or losses are recognized on the settlement date. The use of forward contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statement of Assets and Liabilities. In addition, a Fund could be exposed to risks if counterparties of the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared and paid annually for Small Cap, International Equity, Equity and Asset Allocation, quarterly for Real Estate Fund and semi-annually for Global Bond Fund. Net realized capital gains, if any, are distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

FEDERAL INCOME TAXES: The company treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no provision is made for federal income or excise taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

ORGANIZATION COSTS: The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their initial shares for distribution under federal and state securities laws. Such costs for Asset Allocation are being amortized using the straight-line method over a period of five years beginning with the commencement of its operations. The organization costs for Small Cap, International Equity, Equity, Global Bond and Real Estate Funds have been expensed as incurred in the current year.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss an advantageous price or yield.

3.  INVESTMENT ADVISORY, ADMINISTRATION AND OTHER FEES
The Company has entered into an investment advisory agreement with Webster Investment Management Company, LLC ("Webster," or the "Advisor") pursuant to which Webster provides investment advisory services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: Asset Allocation, 0.05%; Small Cap, 1.05%; International Equity, 0.95% for the first $25 million, 0.80% for the next $25 million, 0.75% for the next $50 million, 0.65% for the next $150 million, 0.60% for the next $250 million, and 0.55% on net assets over $500 million; Equity, 0.625% for the first $100 million, 0.55% for the next $400 million, and 0.50% on net assets over $500 million; Global Bond, 0.60% for the first $200 million and 0.55% on net assets over $200 million; Real Estate Fund, 1.00% for the first $100 million, 0.85% for the next $400 million, and 0.70% on net assets over $500 million.

Webster has entered into sub-advisory agreements with Barclays Global Fund Advisors ("BGI") for The Equity Fund, Templeton Investment Counsel, Inc. ("Templeton") for The International Equity Fund, Hoover Capital Management, LLC ("Hoover") for The Small Cap Fund, Pacific Investment Management Company ("PIMCO") for The Global Bond Fund and Uniplan, Inc. ("Uniplan") for the Real Estate Fund (each, a "Sub-Advisor"). Pursuant to these agreements, the Sub-Advisers provide sub-investment advisory services to the Funds and are entitled to receive a fee from Webster calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets as follows: Small Cap, 0.80% for the first $500 million and 0.70% on net assets over $500 million; International Equity, 0.70% for the first $25 million, 0.55% for the next $25 million, 0.50% for the next $50 million, 0.40% for the next $150 million, 0.35% for the next $250 million, and 0.30% on net assets over $500 million; Equity, 0.375% for the first $100 million, 0.30% for the next $400 million, and 0.25% on net assets over $500 million; Global Bond, 0.35% for the first $200 million and 0.30% on net assets over $200 million; Real Estate Fund, 0.60% for the first $100 million, 0.55% on net assets over $100 million and up to $500 million, and 0.45% on net assets over $500 million. There is no sub-advisor for Asset Allocation.

Prior to October 1, 1998, BGI, Templeton and PIMCO each served as investment advisors to Asset Allocation (then known as "The Global Fund"). BGI advised the Fund's investments in U.S equities, Templeton advised the Fund's investments in foreign equities and PIMCO advised the Fund's investments in fixed income and other debt securities. Each sub-advisor received fees calculated daily and payable monthly based on The Global Fund's net assets over which they had investment management responsibility, at the same rates as they currently receive in their capacity as sub-advisors of International Equity, Equity and Global Bond, respectively.

Also prior to October 1, 1998, Sutton Place Management Co., Inc. ("Sutton") served as Business Manager to the Global Fund and provided certain general administrative functions now performed by Webster. Pursuant to an agreement with the Company, Sutton received business management fees, calculated daily and payable monthly, at the annual rate of 0.30% of the Fund's daily net assets.

First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, serves as the Funds' administrator and receives fees for its services. Investor Services Group also provides certain fund accounting, transfer agency and dividend dispersing services to the Funds pursuant to certain fee arrangements.

First Data Distributors, Inc. (the "Distributor") serves as the Funds distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

Overall responsibility for oversight of the Funds rests with the Directors of the Company, who are elected by the shareholders of the Company. There are currently three Directors, two of whom are not "interested persons" of the Company within the meaning of that term under the 1940 Act. Both disinterested Directors receive an annual retainer fee of $8,000 for their services.

4.  WAIVER OF FEES
The Adviser (and prior to October 1, 1998 the Business Manager) has agreed to voluntarily waive a portion of its fees and/or reimburse certain expenses. These voluntary waivers and/or reimbursements will continue until at least February 25, 2000 for the International Equity, Equity, Global Bond, Real Estate and Asset Allocation Funds and the Investor class shares of Small Cap Fund. For the period ended June 30, 1999, the fee waivers and/or reimbursements were as follows:

                                  FEES            FEES
                                WAIVED BY      REIMBURSED
FUND                             ADVISOR       BY ADVISOR       TOTAL
------------                    ---------      -----------     -------
Small Cap                        $86,068          $ --         $86,068
International Equity              61,745            --          61,745
Equity                              --              --            --
Global Bond                       47,332            --          47,332
Real Estate                        6,923           6,151        13,074
Asset Allocation                    --              --            --

5.  SHARES OF BENEFICIAL INTEREST
The Company's Articles of Incorporation authorize the Directors to issue an unlimited number of shares of beneficial interest. The Funds currently offer a single class of shares. Each share represents an equal proportionate interest in the Fund with other shares of the Fund, and each is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Directors.

6.  PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the period ended June 30, 1999 were as follows:

FUND                                       PURCHASES           SALES
------------                          ----------------  ----------------
Small Cap                                 $ 41,334,321      $ 22,133,597
International Equity                         4,020,563         7,620,588
Equity                                       4,564,339         7,265,772
Global Bond                                177,430,422       169,821,423
Real Estate                                  4,248,124                 0
Asset Allocation                             5,114,950         5,704,568

The cost of purchases and proceeds from sales of long-term U.S. Government securities for the period ended June 30, 1999 were as follows:

FUND                                       PURCHASES           SALES
------------                          ----------------  ----------------
Small Cap                                  $      --         $      --
International Equity                              --                --
Equity                                            --                --
Global Bond                                 40,564,506        47,566,583
Real Estate                                       --                --
Asset Allocation                                  --                --

At June 30, 1999 the aggregate cost of investments, gross unrealized appreciation and depreciation and net unrealized appreciation/(depreciation) for federal tax purposes was as follows:

                                                                                              NET
                                                   GROSS                GROSS              UNREALIZED
                                                 UNREALIZED          UNREALIZED          APPRECIATION/
FUND                              COST          APPRECIATION        DEPRECIATION         (DEPRECIATION)
------------                   ----------       ------------------  -------------------  --------------------
Small Cap                    $ 41,560,210        $ 8,819,043          $(522,603)           $ 8,296,440
International Equity           24,739,173          2,065,465         (3,877,399)            (1,811,934)
Equity                         30,937,719          8,112,366         (1,645,894)             6,466,472
Global Bond                    50,553,718            146,114           (740,838)              (594,724)
Real Estate                     4,248,124             36,924           (162,924)              (126,000)
Asset Allocation              100,842,661          7,858,657         (2,475,492)             5,383,165

At June 30, 1999 the following Funds had capital loss carryforwards:

FUND                                         AMOUNT          EXPIRATION
------------                                 -----            -------

Small Cap                                  $ 402,268            2006
International Equity                         619,069            2006
Equity                                       854,754            2006

7.  FOREIGN SECURITIES
Each Fund (except The Asset Allocation Fund) may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

On January 1, 1999, the European Monetary Union ("EMU") introduced a new single currency, the Euro, which will replace the national currencies of the participating members countries. Until 2002, the national currencies will continue to exist, but exchange rates will be tied to the Euro. The introduction of the Euro is likely to affect all stages of the investment process, including trading, foreign exchange and accounting. Because this change to a single currency is new, the introduction of the Euro may result in market volatility and may affect the business or financial conditions of European issuers or of a Portfolio investing in European issuers. In addition, while the conversion will eliminate currency risk among the participating nations, currency risk between the Euro and the U.S. dollar remains a factor.

8.  RISK FACTORS OF THE ASSET ALLOCATION FUND
Investing in the Small Cap, International Equity, Equity, Global Bond and Real Estate Funds (the "Underlying Funds") through Asset Allocation involves certain additional expenses that would not be present in a direct investment in the Underlying Funds.

The officers and directors of the Company also serve as officers and directors of both the Underlying Funds and Asset Allocation. Conflicts may arise as the officers and directors seek to fulfill their fiduciary responsibilities to both Asset Allocation and the Underlying Funds.

From time to time, one or more of the Underlying Funds used for investment by Asset Allocation may experience relatively large investments or redemptions due to reallocations or rebalancings by Asset Allocation as recommended by Webster. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. Webster, representing the interests of the Underlying Funds, is committed to minimizing the impact of Asset Allocation transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of Asset Allocation. Webster may, nevertheless, face conflicts in fulfilling its responsibilities to both Asset Allocation and the Underlying Funds.

9.  SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)
A special meeting of shareholders of the following Funds was held on May 3, 1999 to vote on the proposals listed below. The results were as follows:

PROPOSAL 1: Adoption of a 12b-1 Distribution Plan for the Funds.

FUND                                  VOTES FOR     VOTES AGAINST
------------                      --------------  -----------------

Global Asset Allocation Fund          10,082,853          0
Global Bond Fund                       2,918,825          0
International Equity Fund              2,054,132          0
U.S. Equity Fund                       2,971,809          0

PROPOSAL 2: Amend the Global Bond Fund's investment objective.

FUND                                  VOTES FOR     VOTES AGAINST
------------                      --------------  -----------------

Global Bond Fund                       2,969,303          0

PROPOSAL 3: Arrangement for the Funds' investment adviser to hire or terminate sub-advisers to the Funds without shareholder approval.

FUND                                VOTES FOR     VOTES AGAINST
------------                    --------------  -----------------

Global Asset Allocation Fund        10,082,853          0
Global Bond Fund                     2,918,825          0
International Equity Fund            2,054,132          0
U.S. Equity Fund                     2,971,809          0

All proposals were approved for the Funds listed above. There was an insufficient quorum for the Small Cap Fund at the meeting. The Small Cap Fund held a separate special shareholder meeting on July 27, 1999, the results of which will be included in the Annual Report.


--------------------------------------------------------------------------------
June 30, 1999

                               THE FORWARD FUNDS
--------------------------------------------------------------------------------

                                  ALL NO-LOAD


FORWARD FUNDS-SMALL CAPITALIZATION EQUITY FUND primarily seeks long-term capital appreciation by investing in U.S. small-cap stocks. The Fund's sub-advisor is Hoover Capital Management.

FORWARD FUNDS-EQUITY FUND seeks long-term capital appreciation by purchasing U.S. stocks. The Fund's sub-advisor is BARCLAYS GLOBAL FUND ADVISORS.

FORWARD FUNDS-INTERNATIONAL EQUITY FUND seeks long-term capital appreciation by investing in international (non-U.S.) stocks. The Fund's sub-advisor is TEMPLETON INVESTMENT COUNSEL.

FORWARD FUNDS-GLOBAL BOND FUND seeks to maximize total return by investing in corporate and government fixed-income securities across global markets, including U.S. bonds. The Fund's sub-advisor is PACIFIC INVESTMENT MANAGEMENT COMPANY.

FORWARD FUNDS-REAL ESTATE INVESTMENT FUND seeks income with capital appreciation as a secondary goal by investing in real estate securities. The Fund's sub-advisor is UNIPLAN, INC.

FORWARD FUNDS-GLOBAL ASSET ALLOCATION FUND seeks high total return, capital appreciation and income by investing primarily in a diversified portfolio of the other Funds offered by the company: Equity, International Equity, Global Bond, Real Estate Investment and Small Capitalization Stock.

Shares of each Fund may be exchanged for shares of any other Forward Fund or with a money market fund, the Vista U.S. Government Money Market Fund, a portfolio of Mutual Fund Trust. The Chase Manhattan Bank acts as investment advisor to the money market fund. There will be no fees for exchanges.

--------------------------------------------------------------------------------

All Forward Funds are 100% no load (though Forward Funds sold through intermediaries may require a transaction fee).

                                  FOWARDFUNDS

       Investment Advisor   Webster Investment Management Company, LLC,
                                San Francisco, CA
           Legal Counsel   Dechert, Price & Rhoads, Washington, D.C.
              Auditors   Arthur Anderson, LLP, San Francisco, CA
             Custodian   Brown Brothers Harriman & Co., Boston, MA
         Distributor   First Data Distributors, Inc., Westborough, MA

FF-100